As filed with the Securities and Exchange Commission on October 27, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22228
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LP
 (Exact name of registrant as specified in charter)

3043 Townsgate Road  Westlake Village, California 91361
 (Address of principal executive offices) (Zip code)

Derek W. Stark, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
3043 Townsgate Road  Westlake Village, California 91361
 (Name and address of agent for service)

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

(818) 224-7050
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2016

EXPLANATORY NOTE
The Registrant is filing this amendment to its Form N-CSR for the fiscal year ended December 31, 2016, originally filed with the Securities and Exchange Commission on March 10, 2017. The purpose of this amendment is to include an audited Schedule of Investments in Item 6 – Investments as of December 31, 2016 and updated certifications attached as Exhibit 99. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 1. Reports to Stockholders

PNMAC Mortgage Opportunity Fund, LP
and Subsidiaries

Annual Report
As of and for the year ended December 31, 2016

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Table of Contents

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statement of Assets and Liabilities
December 31, 2016

Assets:
Investments at fair value (cost $128,917,090)	$147,244,095
Receivable from PennyMac Loan Services, LLC	12,922,548
Mortgage loan sales proceeds receivable	9,284,333
Other	2,430,643
Total assets	171,881,619

Liabilities:
Asset-backed financing at fair value (proceeds $50,111,578)	50,297,683
Payable to PennyMac Loan Services, LLC	761,185
Accrued expenses	376,478
Investment advisory fees	219,994
Other	98,045
Total liabilities	51,753,385

Partners’ capital	$120,128,234

Partners’ capital consists of:
Non-controlling Interest	$18,696,882
General Partner	42,429,692
Limited Partner	59,001,660
Total partners’ capital	$120,128,234

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Summary Schedule of Investments
December 31, 2016

INVESTMENTS - 123% *
MORTGAGE INVESTMENTS - 104% *

Description	Note interest rate	Maturity date	State	Principal amount	Fair value
Mortgage loans
Mortgage Loan ID#1000043954**	5.25%	5/1/2037	FL	$2,224,321	$1,789,242
Mortgage Loan ID#1000015063**	7.38%	9/1/2036	FL	1,350,000	1,281,656
Mortgage Loan ID#1000028984**	3.00%	6/1/2056	CA	1,521,832	1,028,033
Mortgage Loan ID#1000043880**	3.00%	2/1/2035	OR	1,387,425	1,019,435
Mortgage Loan ID#1000043569**	3.38%	9/1/2036	CA	1,502,151	959,377
Mortgage Loan ID#1000002193	6.88%	5/1/2037	DC	990,000	924,965
Mortgage Loan ID#1000035099**	3.00%	11/1/2056	NY	1,626,936	844,825
Mortgage Loan ID#1000016663**	6.88%	5/1/2037	OR	799,862	749,956
Mortgage Loan ID#1000015179**	5.25%	10/1/2043	CT	867,155	748,419
Mortgage Loan ID#1000016006**	7.15%	2/1/2037	NY	641,150	673,207
Mortgage Loan ID#1000015520**	8.00%	11/1/2037	GA	1,000,000	672,438
Mortgage Loan ID#1000043772**	5.88%	7/1/2037	FL	920,218	638,128
Mortgage Loan ID#1000029387**	8.25%	6/1/2037	NY	600,000	630,000
Mortgage Loan ID#1000001411	3.00%	7/1/2047	CA	832,829	629,324
Mortgage Loan ID#1000043744**	3.50%	8/1/2055	CA	882,978	626,088
Mortgage Loan ID#1000043694**	3.38%	3/1/2056	CT	767,890	601,222
Mortgage Loan ID#1000016833**	6.50%	10/1/2037	NY	645,282	586,412
Mortgage Loan ID#1000034768**	3.25%	4/1/2036	NY	632,444	584,093
Mortgage Loan ID#1000000557**	6.90%	3/1/2037	NJ	990,473	573,010
Mortgage Loan ID#1000026305**	2.00%	3/1/2056	CA	781,464	570,519
Mortgage Loan ID#1000035343**	6.50%	12/1/2043	CA	887,815	566,932
Mortgage Loan ID#1000026020**	4.00%	6/1/2037	CA	548,520	538,686
Mortgage Loan ID#1000003907**	6.00%	7/1/2037	MD	579,090	537,128
Mortgage Loan ID#1000025942**	4.00%	9/1/2050	CA	634,392	511,776
Mortgage Loan ID#1000026350**	6.50%	4/1/2037	NY	719,176	509,488
Mortgage Loan ID#1000000560**	6.80%	1/1/2037	NY	613,522	505,715
Mortgage Loan ID#1000043559**	2.88%	8/1/2045	VA	615,914	494,828
Mortgage Loan ID#1000038468**	6.13%	5/1/2038	NY	531,936	492,909
Mortgage Loan ID#1000002398	10.00%	8/1/2037	NY	860,000	480,798
Mortgage Loan ID#1000002180	2.00%	8/1/2055	NY	762,549	477,868
Mortgage Loan ID#1000002404	3.44%	9/1/2036	NY	755,396	476,499
Mortgage Loan ID#1000001628	10.37%	5/1/2037	NY	451,250	469,792
Mortgage Loan ID#1000028356**	3.25%	9/1/2056	CT	581,646	467,424
Mortgage Loan ID#1000028857**	7.75%	9/1/2036	NY	455,000	462,386
Mortgage Loan ID#1000043914**	6.50%	9/1/2036	NY	525,000	443,875
Mortgage Loan ID#1000027630**	7.00%	12/1/2036	NJ	479,925	443,460
Mortgage Loan ID#1000027226**	5.75%	6/1/2037	NY	449,000	435,948
Mortgage Loan ID#1000016313**	7.00%	10/1/2037	NY	413,491	434,165
Mortgage Loan ID#1000028071**	4.25%	2/1/2046	NJ	659,317	433,163
Other**				148,278,271	81,523,009
				180,765,620	106,836,198

(Continued)

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Summary Schedule of Investments
December 31, 2016

Description	State	Principal amount	Fair value
Real estate acquired in settlement of loans
Property ID#1000027733**	IL	$573,920	$800,000
Property ID#1000026981**	MA	777,294	650,000
Property ID#1000027525**	NJ	554,549	620,000
Property ID#1000016710**	NJ	529,780	575,000
Property ID#1000026843**	CA	536,000	572,486
Property ID#1000035760**	NJ	548,714	550,000
Property ID#1000029380**	NJ	400,000	488,860
Property ID#1000038487**	NY	444,734	464,870
Property ID#1000029171	FL	509,600	455,000
Property ID#1000027283**	NY	382,094	440,000
Property ID#1000001636	FL	564,000	437,900
Other**		15,955,659	12,351,284
		21,776,344	18,405,400

TOTAL MORTGAGE INVESTMENTS (Cost $106,914,593)		202,541,964	125,241,598

SHORT-TERM INVESTMENT - 18% *

Name of Issuer		Shares	Fair value
Short-term investment
Morgan Stanley Liquidity Funds: Government Institutional Shares - yield 0.43% at December 31, 2016		$22,002,497	$22,002,497

TOTAL SHORT-TERM INVESTMENT (Cost $22,002,497)		22,002,497	22,002,497

TOTAL INVESTMENTS (Cost $128,917,090)			$147,244,095

LIABILITIES - 42% * Description	Note interest rate	Maturity date	Principal amount	Fair value
Asset-backed financing
PNMAC 2015-NPL1 A-1-144A ^	4.00%	3/25/2055	$50,219,241	$50,297,683

TOTAL LIABILITIES (Proceeds $50,111,578)			50,219,241	50,297,683

Other assets in excess of other liabilities - 19%*				23,181,822

TOTAL PARTNERS’ CAPITAL - 100% *				$120,128,234

*	Percentages are stated as a percent of partners’ capital
**	Pledged as collateral for asset-backed financing, including $61,338,884 of $81,523,009 other mortgage loans and $10,481,421 of $12,351,284 real estate acquired in settlement of loans (See Note 5).
^	Investment represents securities issued by related parties
All investments are in the United States of America.

(Concluded)

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statement of Operations
For the Year Ended December 31, 2016

Investment income:
Interest from mortgage loans	$29,737,866
Home Affordable Modification Program incentives	539,624
Short-term investment dividends:
From related party- BlackRock Liquidity Funds	56,764
From nonaffiliate	18,909
Other	55,137
Total investment income	30,408,300

Expenses:
Collection and liquidation expenses	4,961,241
Interest on asset-backed financing	2,936,368
Mortgage loan servicing fees to PennyMac Loan Services, LLC	1,989,714
Investment advisory fees to PNMAC Capital Management, LLC	926,818
Other mortgage loan servicing expenses	586,043
Professional fees	430,026
Directors’ fees and expenses	234,659
Administration fees	230,166
Insurance	170,445
Collateral valuation	62,515
Custodian fees	53,133
Trustee fees	40,336
Investment software licensing	33,353
Taxes	23,114
Mortgage loan accounting fees	22,168
Registration fees	18,211
Total expenses before mortgage loan servicing fee rebate	12,718,310
Mortgage loan servicing fee rebate from PennyMac Loan Services, LLC	(305,674)
Net expenses	12,412,636
Net investment income	17,995,664

Net realized loss and change in unrealized gain (loss) on investments and asset-backed financing:
Net realized loss on investments	(6,285,509)
Net change in unrealized gain on investments	(4,543,073)
Net change in unrealized loss on asset-backed financing	(946,858)
Net realized loss and change in unrealized gain (loss) on investments and asset-backed financing	(11,775,440)
Net increase in partners’ capital resulting from operations	6,220,224
Less: increase in partners’ capital resulting from operations attributable to Non-controlling Interest	2,989,837
Net increase in partners’ capital resulting from operations attributable to General and Limited Partners	$3,230,387

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statements of Changes in Partners’ Capital
For the Years Ended December 31, 2015 and 2016

	Non-controlling Interest	General Partner	Limited Partner	Total

Partners’ capital, January 1, 2015	$26,764,463	$40,772,973	$228,041,135	$295,578,571
Distributions	(4,478,266)	—	(149,470,693)	(153,948,959)
Increase in partners’ capital from operations:
Net investment income	5,490,685	140	9,456,412	14,947,237
Net realized (loss) gain on investments	(1,779,226)	49	3,962,650	2,183,473
Net change in unrealized gain on investments	(1,077,359)	(92)	(7,472,362)	(8,549,813)
Net change in unrealized gain on asset-backed financing	—	9	760,744	760,753
Net change in Carried Interest	—	1,122,441	(1,122,441)	—
Net increase in partners’ capital from operations	2,634,100	1,122,547	5,585,003	9,341,650

Partners’ capital, January 1, 2016	24,920,297	41,895,520	84,155,445	150,971,262
Distributions	(9,213,252)	—	(27,850,000)	(37,063,252)
Increase in partners’ capital from operations:
Net investment income	3,422,132	349	14,573,183	17,995,664
Net realized gain (loss) on investments	3,127,541	(215)	(9,412,835)	(6,285,509)
Net change in unrealized gain on investments	(3,559,836)	(22)	(983,215)	(4,543,073)
Net change in unrealized loss on asset-backed financing	—	(21)	(946,837)	(946,858)
Net change in Carried Interest	—	534,081	(534,081)	—
Net increase in partners’ capital from operations	2,989,837	534,172	2,696,215	6,220,224

Partners’ capital, December 31, 2016	$18,696,882	$42,429,692	$59,001,660	$120,128,234

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statement of Cash Flows
For the Year Ended December 31, 2016

Cash flows from operating activities:

Net increase in partners’ capital resulting from operations	$6,220,224

Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:

Accrual of unearned discount on mortgage loans	(19,030,512)
Capitalization of interest on mortgage loans	(8,958,927)
Net realized loss on investments	6,285,509
Net change in unrealized gain on investments	4,543,073
Net change in unrealized loss on asset-backed financing	946,858
Principal repayments on mortgage loans	8,586,467
Sale of mortgage loans	37,147,612
Sale of real estate acquired in settlement of loans	25,443,360
Net change in short-term investment	21,228,677
Changes in other assets and liabilities:
Decrease in receivable from PennyMac Loan Services, LLC	331,141
Increase in mortgage loan sales proceeds receivable	(9,284,333)
Decrease in other assets	1,111,995
Increase in payable to PennyMac Loan Services, LLC	34,432
Decrease in accrued expenses	(38,661)
Decrease in investment advisory fees	(97,290)
Decrease in other liabilities	(127,800)
Net cash provided by operating activities	74,341,825

Cash flows from financing activities:
Repayment of asset-backed financing	(37,278,573)
Distributions to Non-controlling Interest	(9,213,252)
Distributions to Limited Partner	(27,850,000)
Net cash used in financing activities	(74,341,825)

Net change in cash	—

Cash at beginning of year	—
Cash at end of year	$—

Supplemental cash flow information:
Cash paid for interest on asset-backed financing	$2,951,498

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Financial Highlights
As of and for the Years Ended December 31, 2016, 2015, 2014, 2013, 2012

For the year ended December 31, 2016
	General Partner (1)	Limited Partner	Total
Total Return (2)
Before Carried Interest	4.14%	5.44%	5.44%
Carried Interest (3)	1.26%	-0.89%	—
After Carried Interest	5.40%	4.55%	5.44%

Internal rate of return (4)	255.85%	9.72%	11.11%

Ratio of net investment income to weighted average partners capital	15.56%	24.40%	24.40%

Ratio of expenses to weighted average partners’ capital (1)	11.12%	19.56%	19.56%
Carried Interest	-23,806.65%	0.89%	—
Ratio of expenses and carried interest to weighted average partners’ capital	-23,795.53%	20.45%	19.56%

Partners’ capital, end of year	$42,429,692	$59,001,660	$101,431,352
Portfolio turnover rate			0.00%

For the year ended December 31, 2015
	General Partner (1)	Limited Partner	Total
Total Return (2)
Before Carried Interest	5.09%	5.43%	5.43%
Carried Interest (3)	2.70%	-0.89%	—
After Carried Interest	7.79%	4.54%	5.43%

Internal rate of return (4)	322.00%	9.83%	11.36%

Ratio of net investment income to weighted average partners capital	6.55%	7.49%	7.49%

Ratio of expenses to weighted average partners’ capital (1)	6.29%	10.09%	10.09%
Carried Interest	-52,330.73%	0.89%	—
Ratio of expenses and carried interest to weighted average partners’ capital	-52,324.44%	10.98%	10.09%

Partners’ capital, end of year	$41,895,520	$84,155,445	$126,050,965
Portfolio turnover rate			0.00%

(Continued)

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Financial Highlights
As of and for the Years Ended December 31, 2016, 2015, 2014, 2013, 2012

For the year ended December 31, 2014
	General Partner (1)	Limited Partner	Total
Total Return (2)
Before Carried Interest	6.67%	5.39%	5.39%
Carried Interest (3)	1.47%	-0.36%	—
After Carried Interest	8.14%	5.03%	5.39%

Internal rate of return (4)	426.38%	10.15%	11.85%

Ratio of net investment income to weighted average partners capital	9.92%	9.38%	9.38%

Ratio of expenses to weighted average partners’ capital (1)	2.81%	4.41%	4.41%
Carried Interest	-151,179.28%	1.00%	—
Ratio of expenses and carried interest to weighted average partners’ capital	-151,176.47%	5.41%	4.41%
Partners’ capital, end of year	$40,772,973	$228,041,135	$268,814,108
Portfolio turnover rate			0.00%

For the year ended December 31, 2013
	General Partner (1)	Limited Partner	Total
Total Return (2)
Before Carried Interest	14.95%	13.86%	13.86%
Carried Interest (3)	11.63%	-1.40%	—
After Carried Interest	26.58%	12.46%	13.86%

Internal rate of return (4)	605.95%	10.79%	12.72%

Ratio of net investment income to weighted average partners capital	2.18%	0.86%	0.86%

Ratio of expenses to weighted average partners’ capital (1)	0.31%	1.68%	1.68%
Carried Interest	-430,447.69%	2.44%	—
Ratio of expenses and carried interest to weighted average partners’ capital	-430,447.38%	4.12%	1.68%

Partners’ capital, end of year	$37,704,608	$304,323,367	$342,027,975
Portfolio turnover rate			0.00%

(Continued)

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Financial Highlights
As of and for the Years Ended December 31, 2016, 2015, 2014, 2013, 2012

For the year ended December 31, 2012
	General Partner (1)	Limited Partner	Total
Total Return (2)
Before Carried Interest	9.13%	7.70%	7.70%
Carried Interest (3)	12.58%	-0.97%	—
After Carried Interest	21.71%	6.73%	7.70%

Internal rate of return (4)	944.06%	10.54%	12.55%

Ratio of net investment income to weighted average partners capital	8.44%	6.57%	6.57%

Ratio of expenses to weighted average partners’ capital (1)	0.83%	2.30%	2.30%
Carried Interest	-327,857.36%	1.39%	—
Ratio of expenses and carried interest to weighted average partners’ capital	-327,856.53%	3.69%	2.30%

Partners’ capital, end of year	$29,786,420	$331,483,559	$361,269,979
Portfolio turnover rate			15.00%

(1)	In accordance with the Limited Partnership Agreement of the Master Fund, not all expenses are allocated to the General Partner (see Note 8).
(2)
Total return is calculated for each partner class taken as a whole.  An investor’s return may vary from these returns based on different fee arrangements (as applicable) and the timing of capital transactions.

(3)	The Carried Interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.
(4)
Internal rate of return is computed based on the actual dates of the cash inflows (capital contributions) and outflows (distributions), with the exception of distributions declared but not paid, net of carried interest on a life-to-date basis.

(Concluded)

The accompanying notes are an integral part of these consolidated financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2016

Note 1—Organization

PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”) is a limited liability partnership organized under the laws of the state of Delaware. The Master Fund is registered under the Investment Company Act of 1940, as amended. Interests in the Master Fund were issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The investment objective of the Master Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments, and entities.

The Master Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”). The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (“the SEC”). The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company. Both the Investment Manager and General Partner are wholly-owned subsidiaries of Private National Mortgage Acceptance Company, LLC (“PNMAC”).

The Master Fund operates as a master fund in a master-feeder fund structure. The Master Fund acts as a central investment mechanism for (i) PNMAC Mortgage Opportunity Fund, LLC (the “Fund” or “Limited Partner”) and (ii) the General Partner. The Fund owned 49% of the Master Fund at December 31, 2016 and is the sole limited partner. The General Partner has the exclusive right to conduct the operations of the Master Fund.

The Master Fund conducts its operations through its subsidiaries: PNMAC Mortgage Co. Funding, LLC, PNMAC Mortgage Co., LLC, and PNMAC Mortgage Co (FI), LLC (these companies are referred to collectively as the “Mortgage Investments”).

●
PNMAC Mortgage Co. Funding, LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans and holds mortgage-backed securities resulting from securitization of such mortgage loans.

●	PNMAC Mortgage Co. LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans.

●
PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”). FNBN is a limited liability company formed to own a pool of residential mortgage loans acquired in a transaction with the Federal Deposit Insurance Corporation (the “FDIC”).

PNMAC Mortgage Co (FI), LLC is the sole member and manager of FNBN. Accordingly, PNMAC Mortgage Co (FI), LLC consolidates its investment in FNBN. The FDIC owns a substantial participation interest in the proceeds of the mortgage loans held by FNBN that depends on the amount of proceeds collected. The FDIC’s interest in FNBN is shown as the Non-controlling Interest in the Master Fund (the “Non-controlling Interest”) and is included in the Consolidated Statement of Assets and Liabilities as a component of Partners’ Capital.

The Master Fund owns a 100% interest in and consolidates a series of PNMAC Mortgage Co (FI), LLC. The series holds its own assets and recognizes the revenues and expenses attributable to those assets.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2016

PNMAC Mortgage Co (FI), LLC’s operating agreement with the FDIC governing its investment in FNBN limits PNMAC Mortgage Co (FI), LLC’s ability to transfer any of its rights or interests in FNBN. PNMAC Mortgage Co (FI), LLC may only transfer all or any part of its interest or rights if (i) the transferee is a qualified transferee as defined in the operating agreement and (ii) it first obtains prior written consent of the FDIC. The contract specifies that the consent shall not be unreasonably withheld, delayed or conditioned, if the transferee is a qualified transferee.

Through its mortgage servicing agreement with PennyMac Loan Services, LLC (“PLS”), the Master Fund proactively works with borrowers to perform mortgage loan servicing and loss mitigation activities to maximize returns and minimize credit losses. PLS is a wholly owned subsidiary of PNMAC.

The Master Fund seeks to maximize the fair value of the mortgage loans that it acquires based on whether the acquired mortgage loans are performing or nonperforming:

●
The objective for performing mortgage loans is fair value enhancement through effective “high touch” servicing, which is based on significant levels of borrower outreach and contact, and the ability to implement long-term, sustainable mortgage loan modification and restructuring programs that address borrowers’ ability and willingness to pay their mortgage loans. Once the Master Fund has improved the credit quality of a mortgage loan, the Master Fund may monetize the enhanced fair value through various disposition strategies.

●
When mortgage loan modifications and other efforts are unable to cure distressed loans, the Master Fund’s objective is to effect timely acquisition and liquidation of the property securing the mortgage loan.

As market conditions permit, PNMAC Mortgage Co., LLC may transfer the mortgage loans it owns to the Master Fund to be securitized for financing purposes or sale. The Master Fund may hold interests in pools of such securitized mortgage loans and invest directly in other mortgage -related investment securities.

The Master Fund began operations on August 11, 2008 and the Fund’s limited partnership agreement specified that the Master Fund was to exist through December 31, 2016, subject to three one-year extensions by the Investment Manager at its discretion, in accordance with the terms of the Limited Partnership Agreement. During 2016, the Investment Manager elected to extend the Master Fund’s term by the first of the three one-year extension periods.

Note 2—Significant Accounting Policies

Basis of Presentation
The Master Fund prepares its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) as codified by the Financial Accounting Standards Board (“FASB”) in its Accounting Standards Codification (the “Codification”). The Master Fund is classified as an investment company and reports its investments in accordance with the Financial Services - Investment Companies topic of the Codification.

Consolidation
The consolidated financial statements include the accounts of the Master Fund and the Mortgage Investments. Intercompany accounts and transactions have been eliminated upon consolidation.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2016

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Investment Manager to make estimates and judgments that affect the reported amount of assets and liabilities, recognition of interest income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results will likely differ from those estimates.

Fair Value
The Master Fund carries its investments at fair value with changes in fair value recognized in current period results of operations. The Master Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the inputs used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical assets or liabilities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Master Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, unobservable inputs may be used. Unobservable inputs reflect the Investment Manager’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

As a result of the difficulty in observing certain significant valuation inputs affecting “Level 3” fair value assets and liabilities, the Investment Manager is required to make judgments regarding these assets and liabilities’ fair values. Different persons in possession of the same facts may reasonably arrive at different conclusions as to the inputs to be applied in estimating the fair value of these assets and liabilities and their fair values. Likewise, due to the general illiquidity of some of these assets and liabilities, subsequent transactions may be at values significantly different from those reported.

Short-term Investment
The short-term investment, the Morgan Stanley Liquidity Funds: Government Institutional Shares is carried at fair value with changes in fair value recognized in current period results of operations.  Fair value is based on the fair value per share published by the manager of the money market fund on the valuation date.  The Master Fund’s short-term investment is classified as a “Level 1” fair value asset.

Interest Income
Interest income on mortgage loans is recognized over the life of the mortgage loan using the interest method. The fund administrator estimates, at the time of purchase, the future expected cash flows and determines the effective interest rate based on the estimated cash flows and the Master Fund’s purchase price. The fund administrator updates its cash flow estimates monthly.

Estimating cash flows requires a number of inputs that are subject to uncertainties, including the rate and timing of principal repayments, the mortgage note interest rate, interest rate fluctuations, interest payment shortfalls due to delinquencies on the underlying mortgage loans, the likelihood of modification and the timing of the magnitude of credit losses on the mortgage loans. The Fund Administrator, subject to the oversight of the Investment Manager, applies its judgment in developing such inputs. These uncertainties are difficult to predict and are subject to future events whose outcomes will affect the Master Fund’s interest income.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2016

Home Affordable Modification Program Incentive Fees
The Master Fund receives incentive fees for successful modification of certain mortgage loans that are either delinquent or at risk of default under the U.S. Department of Housing and Urban Development’s Home Affordable Modification Program (“HAMP”). HAMP establishes standard loan modification guidelines for “at risk” homeowners and provides incentive payments to certain participants for achieving modifications and successfully remaining in the program. HAMP incentive fees are recognized as investment income when the Master Fund receives the incentive payments.

Asset-backed Financing
The Investment Manager has elected to carry asset-backed financing at fair value to reflect the generally offsetting changes in fair value of these borrowings to changes in fair value of the mortgage loans at fair value collateralizing this financing. Changes in the fair value of asset-backed financing are recognized in current period operations under the caption Net change in unrealized loss on asset-backed financing. Asset-backed secured financing is categorized as a “Level 3” fair value liability.

Expenses
The Master Fund is charged for those expenses that are directly attributable to it, such as, but not limited to, advisory fees, custody fees, and interest. Expenses that are not directly attributable to the Master Fund are generally allocated among the entities in proportion to their assets. All expenses are recognized on the accrual basis of accounting.

Income Taxes
The Master Fund has elected to be treated as a partnership for federal income tax purposes. Each partner is responsible for the tax liability or benefit relating to such partner’s distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

The Investment Manager’s assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain income tax positions. The Investment Manager has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions that will be taken on the tax return for the fiscal year ended December 31, 2016.

The Investment Manager is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. In developing its conclusion, the Investment Manager of the Master Fund has analyzed all tax years that are open for examination by the relevant income taxing authority. As of December 31, 2016, open federal and state income tax years include the tax years ended December 31, 2013 through 2016 and December 31, 2012 through 2016, respectively. The Master Fund has no examination in progress.

If applicable, the Master Fund will recognize interest charges related to unrecognized income tax benefits in “interest” expense and penalties in “other” expenses on the consolidated statement of operations.

No distributions will be made by the Master Fund to cover any income taxes due on Limited Partner’s investments in the Master Fund. Investors may not redeem capital from the Master Fund, and they must have other sources of cash available to them to pay such income taxes.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2016

Partners’ Capitaland Non-controlling Interest
Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of partners as of the last day of each month in accordance with the partners’ respective investment ownership percentages of the Master Fund. Net profits or net losses are measured as the net change in the fair value of the partners’ capital of the Master Fund during the fiscal period, before giving effect to any repurchases of interests in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the partners of the Master Fund other than in accordance with the partners’ respective investment ownership percentages.

The Non-controlling Interest is secured by a first priority security interest in the mortgage loans owned by FNBN. The Non-controlling Interest will terminate upon completion of the final distribution of proceeds from FNBN’s mortgage loans. The Non-controlling Interest has no voting rights. The Non-controlling Interest has a clean-up call right exercisable after 10 years or when the unpaid principal balance of FNBN’s mortgage loans is 10% or less of the unpaid principal balance on the date of commencement of operations.

Distributions are made to the Non-controlling Interest and the Master Fund from cash flows remaining after FNBN is reimbursed for any allowable fees and costs (including management fees payable to FNBN). Initially, the Non-controlling Interest was entitled to receive 80% of proceeds available for distribution until the total distributions were $160 million. This occurred in December 2011 and, as a result, the Non-controlling Interest receives 60% of proceeds available for distribution.

Capital Distributions and Carried Interest
Partner distributions, other than the distributions to the Non-controlling Interest, are made in accordance with the following distribution priorities:

1.
First, 100% to the Limited Partner until the Limited Partner has received 100% of the Limited Partner’s capital contributions (irrespective of whether such capital contributions were used to make investment, pay management fees and expenses or any other purpose);

2.	Second, 100% to the Limited Partner, until the Limited Partner has received a preferred return on the amounts described in (1) above calculated at a rate of 8%, compounded annually;

3.
Third, 100% to the General Partner until the General Partner has received an amount equal to 20% of the sum of (a) the profits distributed to the Limited Partner pursuant to (2) above and (b) the amount paid to the General Partner pursuant to this item (3); and

4.	Thereafter, (i) 80% to the Limited Partner and (ii) 20% to the General Partner.

The amounts relating to items 3 and 4 above relating to the General Partner are referred to as “Carried Interest”. The Carried Interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.

Indemnifications
Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur. However, the Master Fund has not had prior claims or losses pursuant to these contracts, has not recorded any amounts as of December 31, 2016, and expects the risk of loss to be remote.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2016

Note 3—Fair Value

Following is a summary of assets and liabilities that are measured at fair value on a recurring basis for the year ended December 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment	$22,002,497	$—	$—	$22,002,497
Mortgage loans	—	—	106,836,198	106,836,198
Real estate acquired in settlement of loans	—	—	18,405,400	18,405,400
	$22,002,497	$—	$125,241,598	$147,244,095
Liabilities:
Asset-backed financing	$—	$—	$50,297,683	$50,297,683
	$—	$—	$50,297,683	$50,297,683

There were no transfers of assets and liabilities measured at fair value between fair value hierarchy levels during the year ended December 31, 2016.

The following tables present a roll forward of assets and liabilities for which “Level 3” fair value inputs were used to determine fair value for the year ended December 31, 2016.

		Real estate
		acquired in
		settlement of
	Mortgage loans	loans	Total
Assets:
Balance at January 1, 2016	$147,321,277	$28,868,864	$176,190,141
Sales	(37,147,612)	(25,443,360)	(62,590,972)
Repayments	(8,586,467)	—	(8,586,467)
Capitalization of interest	8,958,927	—	8,958,927
Accrual of unearned discounts	19,030,512	—	19,030,512
Transfers of mortgage loans and advances to REO	(12,831,921)	15,899,960	3,068,039
Net gains (losses) on investments:
Realized	(3,553,624)	(2,731,885)	(6,285,509)
Unrealized*	(6,354,894)	1,811,821	(4,543,073)
Balance at December 31, 2016	$106,836,198	$18,405,400	$125,241,598
Changes in fair value recognized during the period relating to assets still held at December 31, 2016	$3,856,691	$175,088	$4,031,779

*Changes in fair value as a result of changes in instrument-specific credit risk relating to mortgage loans resulted in a net gain of $3,442,909 for the year ended December 31, 2016.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2016

At December 31, 2016, mortgage loans with a fair value totaling $54,084,736 were on non-accrual status.

Asset-backed
financing
Liabilities:
Balance at January 1, 2016	$86,629,398
Repayments	(37,278,573)
Net unrealized loss on asset-backed financing	946,858
Balance at December 31, 2016	$50,297,683

Valuation Techniques and Inputs
Most of the Master Fund’s assets and liabilities are carried at fair value with changes in fair value recognized in current period operations. A substantial portion of those assets and liabilities are “Level 3” fair value assets and liabilities which require the use of significant unobservable inputs in the estimation of the assets and liabilities’ fair values. Unobservable inputs reflect the Investment Manager’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available under the circumstances.

Because the fair value of “Level 3” fair value assets and liabilities is difficult to estimate, the Investment Manager’s process includes performance of these items’ valuation by a specialized staff and significant executive management oversight. The Investment Manager has assigned the responsibility for estimating the fair values of “Level 3” fair value assets and liabilities to its Financial Analysis and Valuation group (the “FAV group”), which is responsible for estimating the fair value of and monitoring the Master Fund’s investment portfolios and maintenance of its valuation policies and procedures.

The Investment Manager’s FAV group submits the results of its valuations to the Investment Manager’s valuation committee, which oversees and approves the valuations. During the year ended December 31, 2016, the Investment Manager’s valuation committee included the chief executive, financial, business development, operating, risk, and asset/liability officers of PNMAC.

The FAV group monitors the models used for valuation of the Master Fund’s “Level 3” fair value assets and liabilities, including the models’ performance versus actual results and reports those results to the Investment Manager’s valuation committee. The results developed in the FAV group’s monitoring activities are used to calibrate subsequent projections used to estimate fair value.

The FAV group is responsible for reporting to the Investment Manager’s valuation committee on a monthly basis on the changes in the valuation of the portfolio, including major factors affecting the valuation and any changes in model methods and inputs. To assess the reasonableness of its valuations, the FAV group presents an analysis of the effect on the valuation of each of the changes to the significant inputs to the models.

The following describes the methods used to estimate the fair values of “Level 3” fair value assets and liabilities:

Mortgage Loans
Mortgage loans held by the Master Fund are generally not saleable into active mortgage loan markets. Therefore the Master Fund classifies these assets as “Level 3” fair value assets, and their fair values are generally estimated using a discounted cash flow valuation model. Inputs to the model include current interest rates, loan amount, payment status and property type, and forecasts of future interest rates, home prices, prepayment speeds, default and loss severities.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2016

The valuation process includes the computation by stratum of the mortgage loan population and a review for reasonableness of various measures such as weighted average life, projected prepayment and default speeds, and projected default and loss percentages. The Investment Manager’s FAV staff computes the effect on fair value of changes in inputs such as interest rates, home prices, and delinquency status to assess the reasonableness of changes in the mortgage loans’ fair values. The results of the estimates of fair value of the Master Fund’s mortgage loans are reported to the Investment Manager’s valuation committee as part of its review and approval of monthly valuation results.

Changes in fair value attributable to investment-specific credit risk are measured by the effect on the mortgage loan’s fair value of changes in the respective mortgage loan’s delinquency status and performance history at period-end from the later of the beginning of the period or acquisition date.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s mortgage loans are discount rate, home price projections, voluntary prepayment speeds and default speeds. Significant changes in any of those inputs in isolation could result in a significant change to the mortgage loans’ fair value. Increases in home price projections are generally accompanied by an increase in voluntary prepayment speeds.

Following is a quantitative summary of key inputs used in the valuation of mortgage loans at fair value at December 31, 2016:

Range
Valuation technique	Key inputs	(Weighted average)
Discounted cash flow	Discount rate	2.6% - 26.7%
(8.8%)
	Twelve-month housing price index change	3.2% - 4.2%
(3.6%)
	Life Voluntary Constant Repayment Rate	0.1% - 100.0%
(3.0%)
	Life Total Conditional Prepayment Rate	1.7% - 100.0%
(14.4%)

Real Estate Acquired in Settlement of Loans
Fair value of real estate acquired in settlement of loans (“REO”) is determined by using a current estimate of fair value from a broker’s price opinion, a full appraisal or the price given in a pending contract of sale. REO fair values are reviewed by the Investment Manager’s staff appraisers when the Master Fund obtains multiple indications of fair value and there are significant differences between the fair values received. The Investment Manager’s staff appraisers will attempt to resolve the differences between the indications of fair value. In circumstances where the appraisers are not able to generate adequate data to support a fair value conclusion, the staff appraisers will order an additional appraisal to resolve the property’s fair value.

REO may be subsequently revalued due to the Master Fund receiving greater access to the property, the property being held for an extended period or the Investment Manager receiving indications that the property’s fair value may not be supported by developing market conditions.

Asset-Backed Financing
The fair value of the Master Fund’s asset-backed financing is established based on quoted indications of fair value provided by non-affiliate brokers.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2016

Note 4—Concentration of Credit Risk

The Master Fund has assumed a concentration of credit risk in connection with its investments in mortgage loans and REO.

The following is a summary of the distribution of mortgage loans held by the Master Fund as measured by fair value at December 31, 2016:

			Weighted
		% partners’	average note
Occupancy	Fair value	capital	interest rate
Owner occupied	$89,097,310	74.1%	4.22%
Investment property	17,252,247	14.4%	5.30%
Second property	473,170	0.4%	7.35%
Unsecured	13,471	< 0.1%	0.00%
Total portfolio	$106,836,198	88.9%	4.41%

			Weighted
		% partners’	average note
Loan Type	Fair value	capital	interest rate
Adjustable rate / Hybrid	$32,473,598	27.0%	6.00%
Fixed interest rate	45,996,411	38.4%	4.83%
Balloon	993,282	0.8%	6.77%
Step rate	27,323,001	22.7%	2.30%
Other	49,906	0.0%	7.00%
Total portfolio	$106,836,198	88.9%	4.41%

			Weighted
		% partners’	average note
Lien Position	Fair value	capital	interest rate
1st Lien	$105,364,235	87.7%	4.25%
2nd Lien	1,458,492	1.2%	6.29%
Unsecured	13,471	< 0.1%	0.00%
Total portfolio	$106,836,198	88.9%	4.41%

			Weighted
		% partners’	average note
Loan Age (1)	Fair value	capital	interest rate
Less than 24 months	$5,329	< 0.1%	3.37%
24-36 months	56,973	< 0.1%	4.20%
36-48 months	91,741	0.1%	4.43%
48-60 months	121,929	0.1%	5.56%
60 months or more	106,560,226	88.7%	4.41%
Total portfolio	$106,836,198	88.9%	4.41%

[1]	Loan Age reflects the age of the loan as of December 31, 2016.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2016

FICO Distribution (2)	Fair value	% partners’ capital	Weighted average note interest rate
Less than 600	$75,322,035	62.6%	4.09%
600 - 649	14,287,352	11.9%	5.08%
650 - 699	10,051,933	8.4%	5.19%
700 - 749	4,768,785	4.0%	5.46%
More than 750	2,392,622	2.0%	4.27%
Unsecured	13,471	<0.1%	0.00%
Total portfolio	$106,836,198	88.9%	4.41%

2  FICO score data is presented at the date of origination of the mortgage loan or the date of acquisition by the Master Fund, depending on the information available at the time of acquisition.

Current Loan-to-Value (3)	Fair value	% partners’ capital	Weighted average note interest rate
Less than 80%	$28,736,784	23.9%	5.09%
80% - 99.99%	22,685,593	18.9%	4.77%
100% - 119.99%	25,439,885	21.2%	4.33%
120% or more	29,960,465	24.9%	3.97%
Unsecured	13,471	<0.1%	0.00%
Total portfolio	$106,836,198	88.9%	4.41%

3  Current loan-to-value measures the ratio of the current balance of the loan and all superior liens (“Loan”) to the estimate of the fair value of the property securing the liens as of December 31, 2016.

Geographic Distribution	Fair value	% partners’ capital	Weighted average note interest rate
New York	$27,753,210	23.1%	5.11%
California	16,215,137	13.5%	3.09%
Florida	14,195,049	11.8%	5.00%
New Jersey	6,066,631	5.1%	4.11%
Massachusetts	4,877,955	4.1%	4.65%
Maryland	3,490,242	2.9%	3.88%
Other / Unsecured	34,237,974	28.4%	4.28%
Total portfolio	$106,836,198	88.9%	4.41%

Payment Status	Fair value	% partners’ capital	Weighted average note interest rate
Current (4)	$34,532,342	28.7%	3.26%
30 days delinquent	13,874,055	11.5%	3.41%
60 days delinquent	4,345,065	3.6%	3.43%
90 days or more delinquent	22,779,480	19.0%	4.87%
In foreclosure	31,305,256	26.1%	5.95%
Total portfolio	$106,836,198	88.9%	4.41%

[4]	Current mortgage loans include mortgage loans in and adhering to a forbearance plan as of December 31, 2016.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2016

Following is a summary of the distribution of REO:
Geographic Distribution	Fair value	% partners’ capital
New Jersey	$5,530,234	4.5%
New York	2,259,471	1.9%
Florida	2,152,283	1.8%
California	1,765,110	1.5%
Illinois	1,672,103	1.4%
Other	5,026,199	4.2%
Total portfolio	$18,405,400	15.3%

Property Type	Fair value	% partners’ capital
Single family residence	$11,768,236	9.8%
2 to 4 dwelling units	3,050,230	2.5%
Planned unit development…	2,645,340	2.2%
Condominium	941,594	0.8%
Total portfolio	$18,405,400	15.3%

Note5—Asset-backed Financing

On April 9, 2015, the Master Fund entered into a transaction to securitize certain mortgage loans and REO by transferring them into PNMAC 2015-NPL1, LLC (the “NPL Trust”) which then issued Asset-Backed Notes Series 2015-NPL1 (the “Notes”). Deutsche Bank National Trust Company serves as the Indenture Trustee. The Notes have a contractual maturity date of March 25, 2055, and an interest rate of 4%. The amounts of mortgage loans and REO that are pledged as collateral are disclosed in the consolidated summary schedule of investments and may not be re-pledged in other borrowing transactions. The reserve cash account pertaining to the NPL Trust holds $1,057,810 and is included in Other assets on the consolidated statement of assets and liabilities. There are no other material net assets held in the NPL Trust.

The NPL Trust is determined to be a variable interest entity (“VIE”). The Master Fund is the primary beneficiary as it holds significant variable interests and continues to service all of the mortgage loans, as well as having the power to direct the activities that most significantly impact the economic performance of the NPL Trust and could absorb credit losses that could potentially be significant to the NPL Trust. As the primary beneficiary, the assets and liabilities of the NPL Trust have been reflected in the consolidated financial statements. The securitized mortgage loans and REO continue to be recorded as such and the obligation to remit certain cash flows collected from the borrowers to the holders of the Notes issued was recorded as an asset-backed financing liability.

Note6—Investment Advisory, Administration and Custodian Fees

The Master Fund has an Investment Management Agreement with PNMAC Capital Management, LLC. Under the terms of the agreement, the Master Fund pays the Investment Manager a fee equal to an annual rate of 1.5% of the Master Fund’s net asset value so long as the fee does not exceed 1.5% of the aggregate capital contributions to the Master Fund. The investment advisory fee is calculated and accrued monthly based on the partners’ capital balances and is paid to the Investment Manager quarterly after the end of the quarter.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2016

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund’s administrator, fund accountant, transfer agent, and dividend paying agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.04% of the first $1,000,000,000 of the Master Fund’s total monthly net assets, 0.03% on the next $1,000,000,000 of the Master Fund’s total monthly net assets, and 0.02% on the balance of the Master Fund’s total monthly net assets subject to an annual minimum fee of $180,000. Administration fees for the yearended December 31, 2016 totaled$ 230,166.

The Master Fund has engaged U.S. Bank, N.A. to provide mortgage loan accounting services for the mortgage loans held in the Mortgage Investments. The Master Fund and subsidiaries pay U.S. Bank, N.A. a monthly fee computed at an annual rate of 0.9 basis points of unpaid principal balance of mortgage loans subject to an annual minimum fee of $20,000 across all funds managed by the Investment Manager. The mortgage loan accounting fees charged to the Master Fund for the year ended December 31, 2016 totaled$ 22,168.

U.S. Bank, N.A. serves as the Master Fund’s custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of one basis point on the Master Fund’s average daily market value of its short-term investment, subject to an annual minimum fee of $28,800 across all funds managed by the Investment Manager. Custodian fees charged to the Master Fund for the year ended December 31, 2016 totaled $53,133.

Note7—Directors and Officers

The Fund and Master Fund share the same board of directors. The Master Fund’s board of directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations. All directors’ fees and expenses are paid by the Master Fund. For the period from January 1, 2016 through June 30, 2016, independent directors received an annual retainer of $64,800 and a fee per meeting of the board of directors or committees of $2,000, subject to a limit of $15,000 per year for all non-regularly-scheduled meetings. Effective July 1, 2016, the annual retainer increased to $100,000 and the fee per meeting of the board of directors or committees increased to $3,000, subject to a limit of $15,000 per year for all non-regularly-scheduled meetings. The chairperson of the audit committee receives an annual retainer of $10,000 in addition to the amounts above. Directors are reimbursed by the Master Fund for their travel expenses related to board meetings. The total directors’ fees and expenses incurred for the year ended December 31, 2016 were $234,659, of which $30,500 was payable at December 31, 2016.

One of the directors is an officer of the Investment Manager and the Master Fund and receives no compensation from the Master Fund for serving as a Director. Certain officers of the Master Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Master Fund for serving in their respective roles.

Note8—Transactions with Affiliates

PLS acts as the primary mortgage servicer for all mortgage loans owned by the Master Fund. The servicing agreement between PLS and Master Fund generally provides for servicing fees of 50 to 100 basis points of unpaid principal balance per year, depending on the type and quality of mortgage loans being serviced, plus other specified fees and charges. The servicing agreement also requires that PLS will rebate to the Master Fund an amount equal to the cumulative profit, if any, of the servicing operations attributable to the mortgage loans owned by the Master Fund, and conversely, charge the Master Fund if a loss has been incurred in order to effect overall “at cost” pricing with respect to mortgage loan servicing activities for such assets. Under a separate agreement between the Master Fund and the Investment Manager, the Investment Manager will cause PLS to rebate to the Master Fund an amount equal to 13% of servicing-related fees charged to the Master Fund to approximate overall “at cost” pricing with respect to mortgage loan servicing activities for such assets, and the Investment Manager will represent on an annual basis to the Master Fund’s board of directors whether servicing fees paid net of the rebate have in fact not exceeded the actual cash costs incurred in servicing the mortgage loans owned by the Master Fund. Total mortgage loan servicing fees charged by PLS before the rebate for the year ended December 31, 2016 totaled $1,989,714, of which PLS reduced by providing a rebate of $305,674.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2016

Following is a summary of the receivable from PLS on the Consolidated Statement of Assets and Liabilities as of December 31, 2016:

Collection and liquidation advances	$10,510,658
Principal and interest collections, and REO sales proceeds receivable	2,276,521
Deposits to fund litigation and collection costs	135,369
Total	$12,922,548

Following is a summary of the payable to PLS on the Consolidated Statement of Assets and Liabilities as of December 31, 2016:

Collection and liquidation expenses payable	$355,183
Mortgage loan servicing fee rebate security deposit	300,000
Mortgage loan servicing fees payable	120,936
less: mortgage loan servicing fee rebate	(49,872)
Other mortgage loan servicing expenses payable	34,938
Total	$761,185

Following is a summary of payments made to the Investment Manager for reimbursable expenses paid on the Master Fund and subsidiaries’ behalf during the yearended December 31, 2016:

Professional fees	$378,903
Insurance	170,445
Collateral valuation	62,515
Investment software licensing	30,696
Registration fees	18,134
Custodian fees	3,990
Total	$664,683

The Master Fund incurred investment advisory fees of $926,818 during the year ended December 31, 2016, of which $219,994 was payable to the Investment Managerat December 31, 2016.

As of December 31, 2016, $42,427,411 in Carried Interest has been accrued and reallocated from the Limited Partner’s capital account to the General Partner’s capital account of which $534,081 was allocated in the year ended December 31, 2016.

The General Partner is not charged a management fee. The only expenses charged to the General Partner are those specifically relating to it.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2016

For the period from January 1, 2016 through September 13, 2016, the Master Fund’s short-term investment was the BlackRock Liquidity Funds: TempFund Institutional Shares, which is managed by BlackRock Institutional Management Corporation, a wholly owned subsidiary of BlackRock, Inc. BlackRock Inc. is an affiliate of the Master Fund. For the period from January 1, 2016 through September 13, 2016, the Master Fund received $56,764 of dividend income from this short-term investment. On September 13, 2016, the Master Fund sold its shares in the BlackRock Liquidity Funds: TempFund Institutional Shares and reinvested the proceeds in an unaffiliated money market fund.

Note9—Risk Factors

The Master Fund’s investment activities expose it to various types and degrees of risk associated with the assets and markets in which it invests.

Investments in mortgage loans have exposure to risk that includes interest rate risk, market risk, and default risk (the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of a mortgage loan participation). Mortgage loans are also subject to prepayment risk, which will affect the maturity of, and yield on, such investments.

Investments in REO are also subject to various risk factors. Generally, REO investments could be adversely affected by a recession, natural disaster or general economic downturn in the area where the properties are located as well as the availability of similar properties in such area. REO investment performance is also subject to the effectiveness of a particular property manager in managing the property.

The Master Fund is indirectly subject to interest rate risk. Interest rate risk is the risk that investments in mortgage loans held by the Master Fund’s subsidiaries will decrease in fair value because of changes in market interest rates. Investments in mortgage loans with long-term maturities may experience significant decreases in fair value if long-term mortgage interest rates increase.

Market risk represents the potential loss in fair value of financial instruments caused by movements in market factors including, but not limited to, market liquidity, investor sentiment, interest rates and foreign exchange rates. The Master Fund’s portfolio includes certain investments that are generally illiquid and have a greater amount of market risk than more liquid investments. These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed. The fair value assigned to these investments may differ significantly from the fair values that could be realized upon liquidation or that would have been used had a ready market existed. Such differences could be material to the financial statements.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of borrowers to make principal payments and interest payments. An economic downturn could severely affect the ability of highly leveraged borrowers to service their debt obligations or to repay their obligations. Under adverse market or economic conditions, the secondary market could contract as well, increasing the illiquid nature of the mortgage loans. As a result, the Master Fund and subsidiaries could find it more difficult to sell mortgage loans or may be able to sell only at prices lower than if such investments were widely traded.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Year Ended December 31, 2016

An investment in the Master Fund is subject to investment risk, including the possible loss of the entire investment. An investment in the Master Fund represents an indirect investment in the mortgage loans and REO held by the Master Fund’s subsidiaries. The fair value of mortgage loans and REO, like other market investments, may move up or down, sometimes rapidly and unpredictably. An investment in the Master Fund at any point in time may be worth less than the original investment. Investment fair values can fluctuate for several reasons including the general condition of the mortgage and real estate markets, or when political or economic events affecting the issuers occur.

As part of its investment strategy, the Master Fund may utilize borrowings. Master Fund investments may also use borrowings in the ordinary course of their operations. The use of borrowings, and the Master Fund’s ability to service the debt and comply with all of the covenants relating to such borrowings, may materially affect the operations of the Master Fund or its investments, and thus its ultimate fair value. Financing may not always be available on acceptable terms, in the necessary amounts, or for the period needed. This could have a material negative effect on the performance of the Master Fund.

The Master Fund clears substantially all of its investment purchases and sales and maintains substantially all of its investments and short-term investment positions at U.S. Bank, N.A. Credit risk is measured by the loss the Master Fund would record if U.S. Bank, N.A. failed to perform pursuant to the terms of its obligations.

Note10—Subsequent Events

Management has evaluated all events or transactions through the date of issuance of these financial statements. During this period, the Master Fund paid distributions to the Fund in the amount of $10,200,000 for the payment of distributions to common shareholders.

****

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Report of Independent Registered Public Accounting Firm
As of and for the Year Ended December 31, 2016

To the Board of Directors and Partners of
PNMAC Mortgage Opportunity Fund, LP and subsidiaries:
We have audited the accompanying consolidated statement of assets and liabilities of PNMAC Mortgage Opportunity Fund, LP and subsidiaries (the “Master Fund”), including the consolidated summary schedule of investments, as of December 31, 2016, and the related consolidated statements of operations and cash flows for the year then ended, the consolidated statement of changes in partners’ capital for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian and brokers; where replies were not received from the custodian, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PNMAC Mortgage Opportunity Fund, LP and subsidiaries as of December 31, 2016, the results of their operations and their cash flows for the year then ended, the changes in their partners’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
As discussed in Note 3 to the consolidated financial statements, the financial statements include investments in mortgage loans and real estate acquired in settlement of loans, valued at $125,241,598 (72.9% of total assets) and an asset-backed financing liability, valued at $(50,297,683) (97.2% of total liabilities) as of December 31, 2016, whose fair values have been estimated by management in the absence of readily determinable fair values. Our opinion is not modified in respect of this matter.

Los Angeles, California
February 27, 2017

PNMAC Mortgage Opportunity Fund, LP
Additional Information

Form N-Q
The Master Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Master Fund’s Form N-Q is available without charge by visiting the SEC’s Website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to portfolio securities are available to stockholders (i) without charge, upon request, by calling the Master Fund collect at (818) 224-7442; and (ii) on the SEC’s Website at http://www.sec.gov.

Board of Directors
The Master Fund’s Form N-2 includes additional information about the Master Fund’s directors and is available upon request without charge by calling the Master Fund collect at (818) 224-7442 or by visiting the SEC’s Website at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,” which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may,” “will,” “believe,” “attempt,” “seem,” “think,” “ought,” “try,” and other similar terms. The Master Fund’s past investment performance and returns are not predictive of its future investment performance and returns. The Master Fund cannot promise future investment performance or returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Approval of Investment Management Agreement
June 16, 2016, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), met in person and voted to approve the continuance of the Investment Management Agreements (including the portions of the Master Fund’s partnership agreement referred to therein) with the Investment Manager for an additional year.

In considering whether to recommend approval of the Investment Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager and counsel to the Independent Directors. The Independent Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following:

(i) The nature, extent, and quality of services expected to be provided by the Investment Manager. The Independent Directors reviewed the services that the Investment Manager provided to the Funds since inception in August 2008 and are expected to continue to provide to the Funds.  In addition, the Independent Directors considered the size, education, background, and experience of the Investment Manager’s staff, including the mortgage finance and capital markets experience of the Investment Manager’s senior management team.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services provided since inception and expected to be provided by the Investment Manager to the Funds, and the experience and expertise of the personnel performing such services, was consistent with the nature, extent, and quality expected of an investment adviser of investment vehicles such as the Funds.

PNMAC Mortgage Opportunity Fund, LP
Additional Information

(ii) The investment performance of the Funds and the Investment Manager.  The Independent Directors received information about the performance of the Funds and the Investment Manager in managing the Fund.  The Directors also received performance information regarding the Funds compared to certain indexes, benchmarks, and/or registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Funds.  The Independent Directors considered the estimated cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager.  The Independent Directors noted that the compensation terms would remain the same.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.  The Independent Directors also reviewed and took into account other relationships between the Funds and the Investment Manager and its related persons, including the shareholder servicing agreement between the Investment Manager and the Fund, the mortgage servicing agreements between the Master Fund and an affiliate of the Investment Manager, and an agreement with BlackRock, which has an investment in the Investment Manager’s parent company, for a portfolio valuation analytic model.  The Independent Directors also considered the compensation charged by the Investment Manager to its other clients.  Finally, the Independent Directors took those other service agreements into account in the context of evaluating the profitability of the Investment Manager in respect of the overall relationship of the Investment Manager and its related persons to the Funds.

(iv) Economies of Scale.  The Independent Directors also considered that possible economies of scale from future growth of the Funds were not relevant inasmuch as the Funds were closed to any new investment and had limited terms.

The Independent Directors had an opportunity to have Executive Session with counsel to the Independent Directors.  During the course of their deliberations at the meeting on June 16, 2016, the Independent Directors thoroughly reviewed and evaluated the factors to be considered for approval of the Investment Management Agreements including, but not limited to:  the expenses incurred in performance of services by the Investment Manager; the compensation to be received by the Investment Manager under the Investment Management Agreements; the fees charged by the Investment Manager’s peers; the past performance of the Investment Manager; and the range and quality of services provided by the Investment Manager.

The Independent Directors expressed satisfaction with the information provided at the meeting on June 16, 2016 and prior meetings, and acknowledged that they had received sufficient information to consider and approve the continuance of the Investment Management Agreements.  No single factor was determinative to the decision of the Independent Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously approved the continuance of the Investment Management Agreements.

The Independent Directors concluded that the compensation that the Investment Manager would receive under the Investment Management Agreements was reasonable.

PNMAC Mortgage Opportunity Fund, LP
Directors and Officers

Name, Age, and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director and Officers	Other Directorships/ Trusteeships Held

Independent Directors

Nancy Corsiglia (60) c/o PNMAC Capital Management, LLC, 3043 Townsgate Road, Westlake Village, CA 91361	Director; Audit Committee Member; Governance and Nominating Committee Chairman	Indefinite Term. Served from August 25, 2010 until July 9, 2016.	Managing Director of Devonshire Advisory Group since 2009. Engagement Partner at Tatum from 2014 to 2015 and Managing Director-Finance at Strategic Risk Associates, LLC from 2012 to 2014. Previously, Executive Vice President and Chief Financial Officer of Bank of Virginia from 2010 to 2011. Previously, Executive Vice President and Chief Financial Officer of Federal Agricultural Mortgage Corp.	2
Member of Advisory Board of Apprendis LLC and Member of Board of Directors of Partners for Haitian Children. Previously a member of Board of Trustees of the Stoneleigh-Burnham School and Board of Directors of the National Symphony Orchestra.

Thomas P. Gybel (49) c/o PNMAC Capital Management, LLC, 3043 Townsgate Road, Westlake Village, CA 91361	Director; Audit Committee Chairman; Governance and Nominating Committee Member	Indefinite Term. Served since May 29, 2008.	Senior advisor to financial services companies, Managing Director of White Mountains Capital Inc. from 2008 to 2010, and Managing Director of Global Finance for Deutsche Bank Securities Inc. from 2004 to 2007.	2	Member of Board of Directors and Chairman of the Special Committee of Ambac Assurance Corporation and Member of Board of Directors of Det Danske Suzuki Institut.

Peter W. McClean (73) c/o PNMAC Capital Management, LLC, 3043 Townsgate Road, Westlake Village, CA 91361	Director; Audit Committee Member; Governance and Nominating Committee	Indefinite Term. Served from May 29, 2008 until September 19, 2016.	Managing Director of Gulfstream Advisors LLC since 2004 and President and Chief Executive Officer of Measurisk LLC from 2001 through 2003.	2	Member of Board of Directors of Northeast Bank, AZL Variable Insurance Products Trust and AZL Fund of Funds Trust (Allianz Funds).

PNMAC Mortgage Opportunity Fund, LP
Directors and Officers

Name, Age, and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director and Officers	Other Directorships/ Trusteeships Held

Interested Directors
David A. Spector (53) c/o PNMAC Capital Management, LLC, 3043 Townsgate Road, Westlake Village, CA 91361	Director, Executive Managing Director, President, Chief Operating Officer, Authorized Person	Indefinite Term. Served since May 29, 2008.	Chief Investment Officer of the Investment Adviser; formerly, Co-Head of Global Residential Mortgages for Morgan Stanley and Senior Managing Director, Secondary Markets for Countrywide Financial Corporation.	2
Member of the Board of Directors of: PennyMac Financial Services, Inc.; PNMAC Mortgage Co., LLC; PennyMac Loan Services, LLC; PNMAC Opportunity Fund Associates, LLC; Copper Securities Holding, LLC; PennyMac GP OP, Inc.; PennyMac Corp; PennyMac Loan Services, Inc.; PNMAC Capital Management, LLC; PMT NPL Financing, LLC; PNMAC Finance Corporation; and PMT Funding, LLC. Member of the Board of Trustees of PennyMac Mortgage Investment Trust.

Stanford L. Kurland (64) c/o PNMAC Capital Management, LLC, 3043 Townsgate Road, Westlake Village, CA 91361	Chief Executive Officer, Authorized Person	Indefinite Term. Served since May 29, 2008.	Founder, Chairman and Chief Executive Officer of the Investment Adviser; formerly, Chief Financial Officer and Chief Operating Officer of Countrywide Financial Corporation.	2
Member of the Board of Directors of: PennyMac Financial Services, Inc.; PNMAC Mortgage Co., LLC; PennyMac Loan Services, LLC; PNMAC Opportunity Fund Associates, LLC; Copper Securities Holding, LLC; PennyMac GP OP, Inc.; PennyMac Corp; PennyMac Loan Services, Inc.; PNMAC Capital Management, LLC; PMT NPL Financing, LLC; PNMAC Finance Corporation; and PMT Funding, LLC. Member of the Board of Trustees of PennyMac Mortgage Investment Trust.

David M. Walker (61) c/o PNMAC Capital Management, LLC, 3043 Townsgate Road, Westlake Village, CA 91361	Senior Managing Director and Chief Risk Officer (no title with the Master Fund, only with the Investment Adviser)	Indefinite Term. Served since May 29, 2008.	Senior Managing Director and Chief Risk Officer of the Investment Adviser; formerly, Chief Lending Officer, Chief Credit Officer and Executive Vice President of Secondary Marketing for Countrywide Bank, N.A.	2	None

PNMAC Mortgage Opportunity Fund, LP
Directors and Officers

Name, Age, and Address	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Master Fund Complex Overseen by Director and Officers	Other Directorships/ Trusteeships Held

Anne D. McCallion (62) c/o PNMAC Capital Management, LLC, 3043 Townsgate Road, Westlake Village, CA 91361	Senior Managing Director and Chief Financial Officer	Indefinite Term. Served since April 27, 2009.	Senior Managing Director and Chief Financial Officer of the Investment Adviser; formerly Senior Managing Director and Deputy Chief Financial Officer for Countrywide Financial Corporation.	2	Director of PennyMac Corp.

Derek W. Stark (49) c/o PNMAC Capital Management, LLC, 3043 Townsgate Road, Westlake Village, CA 91361	Managing Director, Chief Legal Officer and Secretary, Authorized person	Indefinite Term. Served since August 14, 2012.	Managing Director, General Counsel, and Secretary of the Investment Adviser.	2	Member of the Board of Managers of Copper Insurance, LLC; Member of the Board of Trustees of West Hills Hospital & Medical Center

LuAnne Garvey (58) c/o PNMAC Capital Management, LLC, 3043 Townsgate Road, Westlake Village, CA 91361	Chief Compliance Officer	Indefinite Term.	Chief Compliance Officer of the Investment Adviser; Assistant Compliance Director, Cipperman Compliance Services, LLC.	2	None

Vandad Fartaj (42) c/o PNMAC Capital Management, LLC, 3043 Townsgate Road, Westlake Village, CA 91361	Senior Managing Director and Chief Capital Markets Officer (no title with the Master Fund, only with the Investment Adviser)	Indefinite Term. Served since March 3, 2010	Senior Managing Director and Chief Capital Markets Officer of the Investment Adviser; formerly, Managing Director, Capital Markets for PNMAC Capital Markets, LLC, and Vice President, Whole Loan Trading for Countrywide Securities Corporation.	2	None

Andy S. Chang (39) c/o PNMAC Capital Management, LLC, 3043 Townsgate Road, Westlake Village, CA 91361	Senior Managing Director and Chief Business Development Officer (no title with the Master Fund, only with the Investment Adviser)	Indefinite Term. Served since May 29, 2008	Senior Managing Director and Chief Business Development Officer of the Investment Adviser; formerly, Director at Blackrock and leader of its Advisory Services practice.	2	None

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-818-746-2046

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Thomas P. Gybel is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, and tax services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed to the Fund and an affiliated Fund, PNMAC Mortgage Opportunity Fund, LLC, for each of the last two fiscal years for audit fees and tax fees by the principal accountant.

	FYE 12/31/2016	FYE 12/31/2015
Audit Fees	$190,000	$209,200
Audit-Related Fees	$0	$ 0
Tax Fees	$25,000	$10,327
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2016	FYE 12/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time, permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not including any sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2016	FYE 12/31/2015
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

INVESTMENTS - 123%*
MORTGAGE INVESTMENTS - 104%*

	Note	Maturity		Principal	Fair
Description	interest rate	date	State	amount	value
Mortgage loans
Mortgage Loan ID#1000043954**	5.25%	5/1/2037	FL	$2,224,321	$1,789,242
Mortgage Loan ID#1000015063**	7.38%	9/1/2036	FL	1,350,000	1,281,656
Mortgage Loan ID#1000028984**	3.00%	6/1/2056	CA	1,521,832	1,028,033
Mortgage Loan ID#1000043880**	3.00%	2/1/2035	OR	1,387,425	1,019,435
Mortgage Loan ID#1000043569**	3.38%	9/1/2036	CA	1,502,151	959,377
Mortgage Loan ID#1000002193	6.88%	5/1/2037	DC	990,000	924,965
Mortgage Loan ID#1000035099**	3.00%	11/1/2056	NY	1,626,936	844,825
Mortgage Loan ID#1000016663**	6.88%	5/1/2037	OR	799,862	749,956
Mortgage Loan ID#1000015179**	5.25%	10/1/2043	CT	867,155	748,419
Mortgage Loan ID#1000016006**	7.15%	2/1/2037	NY	641,150	673,207
Mortgage Loan ID#1000015520**	8.00%	11/1/2037	GA	1,000,000	672,438
Mortgage Loan ID#1000043772**	5.88%	7/1/2037	FL	920,218	638,128
Mortgage Loan ID#1000029387**	8.25%	6/1/2037	NY	600,000	630,000
Mortgage Loan ID#1000001411	3.00%	7/1/2047	CA	832,829	629,324
Mortgage Loan ID#1000043744**	3.50%	8/1/2055	CA	882,978	626,088
Mortgage Loan ID#1000043694**	3.38%	3/1/2056	CT	767,890	601,222
Mortgage Loan ID#1000016833**	6.50%	10/1/2037	NY	645,282	586,412
Mortgage Loan ID#1000034768**	3.25%	4/1/2036	NY	632,444	584,093
Mortgage Loan ID#1000000557**	6.90%	3/1/2037	NJ	990,473	573,010
Mortgage Loan ID#1000026305**	2.00%	3/1/2056	CA	781,464	570,519
Mortgage Loan ID#1000035343**	6.50%	12/1/2043	CA	887,815	566,932
Mortgage Loan ID#1000026020**	4.00%	6/1/2037	CA	548,520	538,686
Mortgage Loan ID#1000003907**	6.00%	7/1/2037	MD	579,090	537,128
Mortgage Loan ID#1000025942**	4.00%	9/1/2050	CA	634,392	511,776
Mortgage Loan ID#1000026350**	6.50%	4/1/2037	NY	719,176	509,488
Mortgage Loan ID#1000000560**	6.80%	1/1/2037	NY	613,522	505,715
Mortgage Loan ID#1000043559**	2.88%	8/1/2045	VA	615,914	494,828
Mortgage Loan ID#1000038468**	6.13%	5/1/2038	NY	531,936	492,909
Mortgage Loan ID#1000002398	10.00%	8/1/2037	NY	860,000	480,798
Mortgage Loan ID#1000002180	2.00%	8/1/2055	NY	762,549	477,868
Mortgage Loan ID#1000002404	3.44%	9/1/2036	NY	755,396	476,499
Mortgage Loan ID#1000001628	10.37%	5/1/2037	NY	451,250	469,792
Mortgage Loan ID#1000028356**	3.25%	9/1/2056	CT	581,646	467,424
Mortgage Loan ID#1000028857**	7.75%	9/1/2036	NY	455,000	462,386
Mortgage Loan ID#1000043914**	6.50%	9/1/2036	NY	525,000	443,875
Mortgage Loan ID#1000027630**	7.00%	12/1/2036	NJ	479,925	443,460
Mortgage Loan ID#1000027226**	5.75%	6/1/2037	NY	449,000	435,948
Mortgage Loan ID#1000016313**	7.00%	10/1/2037	NY	413,491	434,165
Mortgage Loan ID#1000028071**	4.25%	2/1/2046	NJ	659,317	433,163
Mortgage Loan ID#1000035161**	7.75%	9/1/2037	NJ	632,985	431,774
Mortgage Loan ID#1000035519**	5.25%	12/1/2036	MA	464,303	431,405
Mortgage Loan ID#1000035426	2.00%	11/1/2039	CA	506,382	422,165
Mortgage Loan ID#1000000565**	3.38%	6/1/2056	NY	819,738	411,431
Mortgage Loan ID#1000025992**	4.00%	4/1/2051	CA	519,960	410,247
Mortgage Loan ID#1000000697**	9.00%	10/1/2037	FL	527,099	409,551
Mortgage Loan ID#1000029411**	10.75%	9/1/2037	FL	389,252	408,716
Mortgage Loan ID#1000043672**	6.38%	2/1/2038	NY	551,820	408,297
Mortgage Loan ID#1000028896**	2.00%	1/1/2052	NY	486,961	403,240
Mortgage Loan ID#1000035448**	3.38%	3/1/2056	CA	572,763	394,362
Mortgage Loan ID#1000017201**	4.88%	4/1/2049	MD	513,213	394,245
Mortgage Loan ID#1000027875**	6.20%	1/1/2035	NY	434,147	393,362
Mortgage Loan ID#1000016592**	3.75%	11/1/2035	CA	415,521	386,758
Mortgage Loan ID#1000035122**	5.00%	12/1/2043	IL	463,733	385,288
Mortgage Loan ID#1000015901	4.00%	3/1/2055	MA	492,419	384,739
Mortgage Loan ID#1000001631	8.88%	8/1/2037	NY	472,500	377,422
Mortgage Loan ID#1000043923**	3.88%	4/1/2037	MA	404,765	375,763
Mortgage Loan ID#1000026026**	7.00%	2/1/2037	NY	491,954	374,244
Mortgage Loan ID#1000028993**	2.00%	11/1/2036	NJ	421,039	365,829
Mortgage Loan ID#1000043582**	3.50%	8/1/2035	TX	437,724	365,133
Mortgage Loan ID#1000000544**	6.00%	12/1/2038	NY	693,175	362,298
Mortgage Loan ID#1000015570	4.25%	6/1/2035	OR	455,932	361,759
Mortgage Loan ID#1000043564**	7.00%	10/1/2037	NY	640,848	360,714
Mortgage Loan ID#1000016028	8.00%	2/1/2037	MA	471,885	360,246
Mortgage Loan ID#1000028059**	5.13%	12/1/2053	MD	404,111	358,629
Mortgage Loan ID#1000043597**	7.00%	8/1/2037	NJ	429,998	355,444
Mortgage Loan ID#1000026767**	3.75%	12/1/2034	CA	376,966	352,762
Mortgage Loan ID#1000001611	7.24%	5/1/2037	NY	605,000	351,173
Mortgage Loan ID#1000015019**	4.50%	5/1/2035	CA	378,714	350,755
Mortgage Loan ID#1000016921	6.85%	11/1/2036	NY	454,027	350,138
Mortgage Loan ID#1000002167	3.13%	6/1/2046	NY	592,084	349,832
Mortgage Loan ID#1000035785**	6.00%	1/1/2036	NY	428,000	345,778
Mortgage Loan ID#1000029184**	2.00%	12/1/2038	NY	671,425	345,055
Mortgage Loan ID#1000002089	7.63%	5/1/2037	AZ	384,176	344,595
Mortgage Loan ID#1000038534**	5.75%	2/1/2038	NY	394,272	341,055
Mortgage Loan ID#1000003896**	4.13%	7/1/2053	MA	432,022	338,405
Mortgage Loan ID#1000002169	3.00%	4/1/2051	NY	518,536	336,470
Mortgage Loan ID#1000029315**	4.00%	4/1/2037	CA	617,075	335,339
Mortgage Loan ID#1000017076**	7.63%	12/1/2037	NY	438,280	326,774
Mortgage Loan ID#1000035967**	3.25%	7/1/2056	MD	424,255	326,742
Mortgage Loan ID#1000027464**	6.75%	2/1/2036	FL	502,188	325,383
Mortgage Loan ID#1000029231**	3.50%	6/1/2056	IL	732,032	318,883
Mortgage Loan ID#1000025998**	3.00%	12/1/2053	CA	573,810	316,362
Mortgage Loan ID#1000043173**	2.00%	11/1/2049	NJ	376,188	315,957
Mortgage Loan ID#1000001404	4.00%	10/1/2047	NY	647,733	315,754
Mortgage Loan ID#1000043184**	2.88%	7/1/2045	CA	375,738	315,618
Mortgage Loan ID#1000026656**	3.00%	10/1/2051	GA	526,694	312,458
Mortgage Loan ID#1000028933**	7.85%	11/1/2036	FL	391,767	312,203
Mortgage Loan ID#1000016228**	5.75%	9/1/2035	NY	435,120	311,830
Mortgage Loan ID#1000044147**	3.50%	2/1/2056	NY	391,356	310,898
Mortgage Loan ID#1000043617**	4.88%	12/1/2053	VA	339,827	310,236
Mortgage Loan ID#1000026005**	4.87%	5/1/2037	CA	290,725	305,252
Mortgage Loan ID#1000038435**	5.38%	2/1/2056	CA	511,224	304,346
Mortgage Loan ID#1000028960**	8.25%	2/1/2037	NY	314,675	300,100
Mortgage Loan ID#1000029085**	10.20%	9/1/2056	FL	842,099	299,671
Mortgage Loan ID#1000026150**	7.75%	9/1/2034	PA	284,148	298,355
Mortgage Loan ID#1000026658**	3.00%	6/1/2042	NY	336,759	297,482
Mortgage Loan ID#1000029356**	2.00%	12/1/2056	CA	397,887	295,977
Mortgage Loan ID#1000000562**	3.50%	4/1/2056	NY	427,133	293,380
Mortgage Loan ID#1000028805	2.00%	11/1/2036	NY	466,883	292,863
Mortgage Loan ID#1000043641**	6.38%	9/1/2037	NY	504,303	290,360
Mortgage Loan ID#1000002367	4.65%	3/1/2037	NY	469,083	290,043
Mortgage Loan ID#1000003926**	3.88%	10/1/2046	MA	326,934	287,379
Mortgage Loan ID#1000043702**	8.15%	5/1/2035	NY	296,197	286,380
Mortgage Loan ID#1000028289**	4.00%	11/1/2046	MA	484,151	285,845
Mortgage Loan ID#1000034782**	5.88%	1/1/2037	FL	284,120	283,504
Mortgage Loan ID#1000002108	5.00%	3/1/2037	NY	389,604	282,218
Mortgage Loan ID#1000001608	7.88%	3/1/2037	NY	464,000	281,700
Mortgage Loan ID#1000015922**	3.13%	12/1/2036	MO	488,843	281,074
Mortgage Loan ID#1000029300**	3.00%	2/1/2037	CA	492,811	280,164
Mortgage Loan ID#1000002075	5.63%	5/1/2037	FL	545,121	275,441
Mortgage Loan ID#1000002066	4.39%	5/1/2047	CA	609,736	270,342
Mortgage Loan ID#1000044258	3.25%	7/1/2056	MA	397,135	267,499
Mortgage Loan ID#1000016216**	3.13%	9/1/2056	NY	550,648	267,436
Mortgage Loan ID#1000002031	2.00%	1/1/2048	CA	410,134	266,594
Mortgage Loan ID#1000002145	7.88%	3/1/2037	NY	412,500	264,140
Mortgage Loan ID#1000001626	3.00%	5/1/2055	NY	873,102	263,656
Mortgage Loan ID#1000016402**	7.05%	12/1/2036	NY	352,869	261,748
Mortgage Loan ID#1000001509	3.00%	4/1/2047	NY	602,954	261,222
Mortgage Loan ID#1000015500**	7.50%	7/1/2037	NY	504,000	261,144
Mortgage Loan ID#1000002092	4.13%	12/1/2054	NY	390,383	259,114
Mortgage Loan ID#1000001457	5.04%	9/1/2047	NJ	508,345	258,752
Mortgage Loan ID#1000017367**	3.75%	10/1/2036	CO	276,486	258,679
Mortgage Loan ID#1000029283**	3.25%	10/1/2046	NY	329,936	257,817
Mortgage Loan ID#1000029034**	2.00%	5/1/2054	CA	486,358	257,603
Mortgage Loan ID#1000035642**	4.80%	9/1/2047	CO	283,429	256,853
Mortgage Loan ID#1000029217**	2.00%	1/1/2040	VA	353,918	255,806
Mortgage Loan ID#1000001463	4.98%	8/1/2047	CA	539,721	253,618
Mortgage Loan ID#1000017154**	3.00%	6/1/2051	NJ	315,367	251,025
Mortgage Loan ID#1000035004**	3.00%	2/1/2045	FL	309,516	250,438
Mortgage Loan ID#1000002062	3.00%	4/1/2056	NY	418,533	250,047
Mortgage Loan ID#1000000533	2.00%	2/1/2052	NY	309,713	249,832
Mortgage Loan ID#1000002320	3.13%	4/1/2046	AZ	410,363	248,071
Mortgage Loan ID#1000000938**	2.63%	3/1/2038	CA	282,913	247,384
Mortgage Loan ID#1000043832**	3.25%	10/1/2056	MD	313,888	244,376
Mortgage Loan ID#1000026051**	4.84%	9/1/2037	CA	265,573	244,087
Mortgage Loan ID#1000027181**	6.50%	10/1/2037	FL	562,500	243,370
Mortgage Loan ID#1000026083**	3.00%	6/1/2043	CA	349,191	243,012
Mortgage Loan ID#1000028937**	2.00%	11/1/2056	NY	539,319	242,010
Mortgage Loan ID#1000015904**	2.00%	8/1/2051	NJ	370,295	241,396
Mortgage Loan ID#1000029367**	7.00%	2/1/2037	NY	450,400	240,120
Mortgage Loan ID#1000016786**	7.13%	8/1/2037	NY	384,213	239,887
Mortgage Loan ID#1000034816**	7.00%	10/1/2037	NY	441,943	237,583
Mortgage Loan ID#1000017474**	3.00%	10/1/2056	IL	362,723	233,316
Mortgage Loan ID#1000043850**	3.38%	8/1/2055	FL	342,402	232,235
Mortgage Loan ID#1000026059**	3.13%	10/1/2056	IL	510,612	231,866
Mortgage Loan ID#1000026034**	5.00%	3/1/2037	CA	299,972	231,505
Mortgage Loan ID#1000029087**	2.00%	3/1/2056	CA	446,364	230,219
Mortgage Loan ID#1000029127**	4.00%	4/1/2055	CA	415,749	228,966
Mortgage Loan ID#1000000439**	4.88%	9/1/2054	AL	332,402	228,547
Mortgage Loan ID#1000035218**	8.86%	6/26/2024	NY	214,846	225,588
Mortgage Loan ID#1000043537**	3.25%	9/1/2056	NY	1,024,404	222,795
Mortgage Loan ID#1000029198**	3.50%	4/1/2056	CA	314,834	222,236
Mortgage Loan ID#1000043804	3.25%	7/1/2056	NJ	551,586	221,552
Mortgage Loan ID#1000000896**	7.38%	1/1/2038	CA	260,000	220,281
Mortgage Loan ID#1000003884	3.50%	5/1/2037	MA	276,017	219,508
Mortgage Loan ID#1000000644**	6.25%	12/1/2036	VA	345,183	218,704
Mortgage Loan ID#1000044110**	7.50%	5/1/2035	NY	212,322	217,539
Mortgage Loan ID#1000044205**	5.50%	2/1/2056	MA	404,314	214,764
Mortgage Loan ID#1000017045**	10.38%	8/1/2035	MA	201,549	211,627
Mortgage Loan ID#1000029181**	4.00%	9/1/2035	MS	279,790	211,582
Mortgage Loan ID#1000027962**	6.00%	12/1/2049	CA	245,981	211,210
Mortgage Loan ID#1000026583**	3.00%	3/1/2051	MD	305,940	211,090
Mortgage Loan ID#1000029151**	9.35%	12/1/2036	FL	270,872	210,954
Mortgage Loan ID#1000043637**	2.00%	10/1/2046	NY	427,504	210,755
Mortgage Loan ID#1000043867**	8.64%	8/28/2037	FL	308,070	210,281
Mortgage Loan ID#1000017081**	6.75%	12/1/2033	WA	146,388	210,185
Mortgage Loan ID#1000028891**	3.88%	12/1/2053	VA	260,349	208,507
Mortgage Loan ID#1000029254**	9.50%	2/1/2037	FL	433,287	208,157
Mortgage Loan ID#1000015280**	4.13%	4/1/2055	PA	250,495	207,825
Mortgage Loan ID#1000002319	8.75%	7/1/2037	FL	324,882	207,124
Mortgage Loan ID#1000043656**	6.50%	12/1/2036	DC	228,791	207,103
Mortgage Loan ID#1000029165**	3.25%	7/1/2055	WA	373,825	206,819
Mortgage Loan ID#1000003528	3.00%	9/1/2047	MD	353,054	205,749
Mortgage Loan ID#1000002214	3.00%	4/1/2055	CA	695,737	204,596
Mortgage Loan ID#1000026413**	5.13%	9/1/2035	MA	352,241	204,167
Mortgage Loan ID#1000028883**	7.00%	11/1/2036	FL	262,400	203,386
Mortgage Loan ID#1000029042**	4.88%	12/1/2053	PA	583,352	202,227
Mortgage Loan ID#1000001588	9.25%	6/1/2047	NY	368,791	199,642
Mortgage Loan ID#1000002101	2.00%	11/1/2057	CA	443,716	199,264
Mortgage Loan ID#1000029206**	11.38%	7/1/2037	NY	188,360	197,777
Mortgage Loan ID#1000038507**	6.38%	5/1/2037	FL	300,000	197,047
Mortgage Loan ID#1000044253**	4.88%	8/1/2036	PA	214,057	196,281
Mortgage Loan ID#1000038481	3.25%	9/1/2056	NJ	273,676	194,825
Mortgage Loan ID#1000036021**	2.00%	7/1/2035	NY	311,625	194,482
Mortgage Loan ID#1000029065**	4.00%	10/1/2053	CA	387,139	194,023
Mortgage Loan ID#1000001596	8.83%	5/1/2037	NY	408,500	193,830
Mortgage Loan ID#1000001449	2.00%	3/1/2052	CA	273,462	190,296
Mortgage Loan ID#1000026109**	5.99%	10/1/2034	MA	222,625	185,872
Mortgage Loan ID#1000028894**	3.13%	9/1/2056	FL	318,028	185,358
Mortgage Loan ID#1000002359	8.63%	4/1/2037	NY	259,846	185,159
Mortgage Loan ID#1000003623	3.13%	12/1/2035	MA	251,222	184,287
Mortgage Loan ID#1000001610	9.38%	8/1/2037	NY	347,672	182,925
Mortgage Loan ID#1000026024**	2.00%	10/1/2052	CA	324,404	182,007
Mortgage Loan ID#1000000293**	4.25%	12/1/2054	VT	470,663	181,944
Mortgage Loan ID#1000015325**	5.04%	7/1/2047	CT	203,789	181,567
Mortgage Loan ID#1000029115**	3.00%	7/1/2037	CA	369,986	181,385
Mortgage Loan ID#1000026006**	7.00%	11/1/2037	WA	194,731	179,205
Mortgage Loan ID#1000017341**	2.00%	10/1/2056	WA	235,480	177,350
Mortgage Loan ID#1000002199	2.00%	12/1/2053	NJ	490,720	176,902
Mortgage Loan ID#1000001369	3.25%	8/1/2056	IL	365,594	176,747
Mortgage Loan ID#1000002116	8.63%	8/1/2037	NY	450,000	176,473
Mortgage Loan ID#1000015960**	4.00%	12/1/2049	OR	201,014	175,855
Mortgage Loan ID#1000028925	7.20%	11/1/2036	FL	245,012	175,765
Mortgage Loan ID#1000026028**	4.43%	5/1/2041	CA	288,506	175,758
Mortgage Loan ID#1000043516**	4.88%	9/1/2047	NJ	287,391	175,174
Mortgage Loan ID#1000043875**	3.88%	12/1/2034	NC	187,182	174,854
Mortgage Loan ID#1000016081**	2.50%	1/1/2040	FL	434,274	172,666
Mortgage Loan ID#1000025949**	3.88%	4/1/2053	CA	337,698	172,364
Mortgage Loan ID#1000002200	5.25%	6/1/2042	FL	219,300	171,882
Mortgage Loan ID#1000043320**	4.00%	9/1/2056	WI	212,559	171,359
Mortgage Loan ID#1000001683	8.33%	5/1/2037	TX	189,475	170,555
Mortgage Loan ID#1000002378	3.63%	1/1/2056	NY	392,965	170,356
Mortgage Loan ID#1000026196**	9.45%	5/1/2037	MA	253,604	170,098
Mortgage Loan ID#1000029196**	2.00%	5/1/2052	CA	382,305	169,977
Mortgage Loan ID#1000035724**	3.00%	1/1/2045	CA	191,804	169,149
Mortgage Loan ID#1000026014**	3.25%	7/1/2056	OR	211,690	167,660
Mortgage Loan ID#1000026182**	4.75%	11/1/2054	CA	228,313	167,490
Mortgage Loan ID#1000028428**	4.00%	3/1/2055	CT	200,138	167,243
Mortgage Loan ID#1000025997**	4.00%	12/1/2036	WA	371,249	167,222
Mortgage Loan ID#1000002011	2.00%	8/1/2056	FL	520,974	166,749
Mortgage Loan ID#1000002369	4.00%	3/1/2037	NY	361,237	165,957
Mortgage Loan ID#1000043416**	3.50%	2/1/2056	CT	254,323	165,382
Mortgage Loan ID#1000017068**	3.13%	9/1/2056	MD	263,510	164,098
Mortgage Loan ID#1000016068**	3.25%	9/1/2056	FL	575,913	163,614
Mortgage Loan ID#1000026012	4.88%	8/1/2054	CA	288,362	162,008
Mortgage Loan ID#1000029147**	4.06%	3/1/2037	FL	208,499	161,605
Mortgage Loan ID#1000000658**	5.00%	7/1/2037	NY	267,621	160,338
Mortgage Loan ID#1000029186	3.00%	11/1/2056	FL	220,598	160,144
Mortgage Loan ID#1000001022	8.50%	2/1/2037	FL	200,176	159,864
Mortgage Loan ID#1000028224**	6.00%	3/1/2033	NY	209,009	155,478
Mortgage Loan ID#1000001066	9.50%	9/1/2037	FL	202,349	154,812
Mortgage Loan ID#1000026016**	3.13%	10/1/2056	NM	257,428	153,578
Mortgage Loan ID#1000044087**	6.06%	11/28/2034	MO	169,419	153,552
Mortgage Loan ID#1000027353**	2.00%	6/1/2051	NY	264,919	153,256
Mortgage Loan ID#1000029089**	9.00%	4/1/2037	WA	188,711	153,112
Mortgage Loan ID#1000026229**	2.00%	10/1/2049	RI	312,481	152,167
Mortgage Loan ID#1000003971**	4.50%	2/1/2037	MI	229,115	152,154
Mortgage Loan ID#1000003880**	5.00%	3/1/2046	MA	170,817	151,708
Mortgage Loan ID#1000015317**	2.00%	1/1/2052	VA	279,494	151,443
Mortgage Loan ID#1000016457**	8.00%	4/1/2037	IL	226,931	151,216
Mortgage Loan ID#1000017171**	6.00%	3/1/2049	GA	144,612	151,110
Mortgage Loan ID#1000034925**	3.63%	12/1/2055	FL	248,950	150,819
Mortgage Loan ID#1000029329**	5.50%	5/1/2037	KS	200,839	148,985
Mortgage Loan ID#1000028957**	4.13%	4/1/2036	CO	167,762	147,859
Mortgage Loan ID#1000034848**	5.63%	2/1/2038	NY	255,003	147,229
Mortgage Loan ID#1000001589	3.00%	10/1/2056	NJ	305,076	146,744
Mortgage Loan ID#1000017418**	2.00%	2/1/2052	FL	240,572	146,413
Mortgage Loan ID#1000015875**	3.00%	10/1/2051	NY	191,709	146,125
Mortgage Loan ID#1000002340	5.22%	6/1/2056	DC	282,318	145,621
Mortgage Loan ID#1000028998**	6.50%	1/1/2037	FL	223,317	144,654
Mortgage Loan ID#1000034960**	7.38%	4/1/2038	UT	138,947	143,700
Mortgage Loan ID#1000003858**	3.50%	12/1/2037	GA	156,522	143,340
Mortgage Loan ID#1000001924	2.00%	2/1/2056	WA	234,623	143,047
Mortgage Loan ID#1000002310	6.00%	5/1/2037	ME	223,787	143,039
Mortgage Loan ID#1000002332	2.00%	7/1/2056	NY	653,012	142,945
Mortgage Loan ID#1000017513**	4.13%	8/1/2053	MA	182,647	142,358
Mortgage Loan ID#1000035479**	7.95%	3/1/2037	FL	182,472	141,713
Mortgage Loan ID#1000026056**	6.00%	9/1/2037	OR	155,322	140,746
Mortgage Loan ID#1000001271	3.25%	9/1/2056	NJ	367,520	140,334
Mortgage Loan ID#1000001225	4.82%	4/1/2031	FL	175,292	139,929
Mortgage Loan ID#1000044160**	5.13%	1/1/2054	OH	159,519	139,883
Mortgage Loan ID#1000029219**	3.50%	9/1/2055	FL	204,532	139,868
Mortgage Loan ID#1000028931**	3.13%	7/1/2056	CT	276,523	139,818
Mortgage Loan ID#1000028793	2.00%	11/1/2053	NC	260,549	139,280
Mortgage Loan ID#1000043257**	4.00%	10/1/2056	FL	200,438	138,621
Mortgage Loan ID#1000028949**	3.00%	8/1/2032	FL	182,263	137,605
Mortgage Loan ID#1000026604**	3.00%	11/1/2051	GA	165,713	137,554
Mortgage Loan ID#1000027676	2.00%	4/1/2054	PA	178,558	136,980
Mortgage Loan ID#1000015452**	4.00%	5/1/2054	MO	214,293	136,148
Mortgage Loan ID#1000026003**	5.00%	6/1/2037	FL	207,489	135,918
Mortgage Loan ID#1000028856**	3.50%	4/1/2056	NV	567,313	135,245
Mortgage Loan ID#1000026667**	6.40%	4/1/2036	MI	136,317	135,161
Mortgage Loan ID#1000026719**	3.25%	7/1/2034	TX	146,606	134,908
Mortgage Loan ID#1000017335**	2.63%	7/1/2049	VA	247,567	134,806
Mortgage Loan ID#1000026110**	3.13%	10/1/2056	SC	251,349	134,792
Mortgage Loan ID#1000017230**	4.13%	12/1/2054	NY	262,458	134,459
Mortgage Loan ID#1000028410**	7.85%	6/1/2032	SC	128,514	134,442
Mortgage Loan ID#1000026022**	2.00%	7/1/2038	NV	377,518	132,396
Mortgage Loan ID#1000029044**	3.00%	12/1/2056	NJ	422,209	131,611
Mortgage Loan ID#1000017039**	3.00%	4/1/2056	FL	378,748	131,358
Mortgage Loan ID#1000027040**	3.00%	8/1/2039	AL	208,957	131,219
Mortgage Loan ID#1000027985**	4.88%	3/1/2054	TN	152,210	130,981
Mortgage Loan ID#1000043476	8.17%	9/7/2029	NV	161,986	129,766
Mortgage Loan ID#1000025959**	3.38%	2/1/2056	KS	154,033	129,566
Mortgage Loan ID#1000043946**	2.63%	7/1/2056	MA	174,410	127,921
Mortgage Loan ID#1000043561**	4.13%	8/1/2053	AZ	148,692	127,415
Mortgage Loan ID#1000043951**	5.38%	5/1/2056	FL	527,161	127,014
Mortgage Loan ID#1000043594**	3.13%	6/1/2056	IN	219,042	126,873
Mortgage Loan ID#1000014997**	3.00%	12/1/2054	NY	148,377	126,399
Mortgage Loan ID#1000044104	2.50%	1/1/2035	TX	146,191	125,883
Mortgage Loan ID#1000043863**	3.13%	9/1/2056	IL	252,784	125,165
Mortgage Loan ID#1000029135**	7.65%	7/1/2037	IL	148,407	125,007
Mortgage Loan ID#1000026019**	3.00%	2/1/2044	MD	173,076	124,946
Mortgage Loan ID#1000001937	7.88%	3/1/2037	TX	138,866	124,887
Mortgage Loan ID#1000002215	3.13%	10/1/2056	NC	218,528	124,831
Mortgage Loan ID#1000043618**	3.50%	2/1/2056	NY	259,272	124,345
Mortgage Loan ID#1000027808**	3.00%	2/1/2046	GA	176,082	124,150
Mortgage Loan ID#1000001912	5.00%	5/1/2054	FL	175,144	123,841
Mortgage Loan ID#1000028840**	3.19%	10/1/2055	FL	246,686	123,599
Mortgage Loan ID#1000003614	4.25%	5/1/2055	MA	348,826	123,038
Mortgage Loan ID#1000035314**	3.13%	1/1/2036	MD	218,268	122,844
Mortgage Loan ID#1000043815**	4.75%	11/1/2054	NY	197,717	122,580
Mortgage Loan ID#1000035666**	7.62%	2/1/2032	NY	122,900	122,335
Mortgage Loan ID#1000003668	4.00%	9/1/2046	MD	342,991	122,134
Mortgage Loan ID#1000044151	4.00%	9/1/2053	PA	150,322	121,683
Mortgage Loan ID#1000026007**	4.51%	6/1/2037	AZ	134,992	121,517
Mortgage Loan ID#1000027258**	6.50%	11/1/2037	AL	120,679	121,281
Mortgage Loan ID#1000029349**	2.00%	10/1/2042	FL	586,353	121,185
Mortgage Loan ID#1000017321**	3.13%	7/1/2056	MD	201,735	120,885
Mortgage Loan ID#1000029109**	7.50%	5/1/2032	IL	115,636	120,701
Mortgage Loan ID#1000035194**	9.38%	5/1/2037	RI	298,641	120,620
Mortgage Loan ID#1000028832	4.58%	10/1/2036	FL	601,406	120,461
Mortgage Loan ID#1000035990**	2.00%	2/1/2052	LA	142,888	120,247
Mortgage Loan ID#1000029422**	7.30%	10/1/2036	FL	191,565	120,244
Mortgage Loan ID#1000035556	3.38%	6/1/2056	FL	190,758	118,781
Mortgage Loan ID#1000003647	2.00%	8/1/2043	MI	284,144	118,479
Mortgage Loan ID#1000035844**	3.25%	9/1/2056	SC	264,550	118,175
Mortgage Loan ID#1000001346	2.88%	9/1/2037	TX	150,124	116,996
Mortgage Loan ID#1000002002	3.00%	4/1/2051	IL	257,453	116,769
Mortgage Loan ID#1000003856**	3.13%	12/1/2037	AR	129,046	116,713
Mortgage Loan ID#1000029341**	4.00%	2/1/2053	MD	147,457	116,630
Mortgage Loan ID#1000001943	5.80%	8/1/2037	MT	144,352	115,945
Mortgage Loan ID#1000029143**	4.00%	8/1/2053	PA	137,405	115,758
Mortgage Loan ID#1000016888**	3.00%	1/1/2051	WI	138,509	115,051
Mortgage Loan ID#1000000365**	11.75%	10/1/2037	VA	112,379	114,729
Mortgage Loan ID#1000027209**	4.63%	8/1/2054	IL	191,646	114,178
Mortgage Loan ID#1000016038**	6.99%	3/1/2037	DE	152,305	114,046
Mortgage Loan ID#1000001431	4.13%	9/1/2053	NY	166,769	113,954
Mortgage Loan ID#1000026052**	2.00%	9/1/2053	CA	202,589	113,876
Mortgage Loan ID#1000015924**	7.51%	8/1/2037	FL	164,700	113,575
Mortgage Loan ID#1000028864**	2.00%	7/1/2054	CA	355,583	113,489
Mortgage Loan ID#1000017245**	7.89%	11/1/2035	CA	150,387	113,219
Mortgage Loan ID#1000035030**	3.50%	4/1/2056	FL	218,849	112,784
Mortgage Loan ID#1000000399**	5.75%	12/1/2037	NJ	209,774	112,217
Mortgage Loan ID#1000027941**	3.13%	10/1/2056	GA	275,031	111,948
Mortgage Loan ID#1000000426**	3.25%	1/1/2038	CO	146,465	111,587
Mortgage Loan ID#1000026256**	8.75%	11/1/2035	FL	143,301	111,422
Mortgage Loan ID#1000016611**	3.25%	6/1/2056	IL	238,012	110,640
Mortgage Loan ID#1000044098**	3.50%	4/1/2056	MI	186,776	110,215
Mortgage Loan ID#1000029409**	4.84%	9/1/2037	CA	119,979	109,136
Mortgage Loan ID#1000029282**	3.38%	10/1/2055	CT	157,639	108,975
Mortgage Loan ID#1000038567**	6.13%	3/1/2036	ME	110,320	108,481
Mortgage Loan ID#1000038442**	4.13%	10/1/2053	OK	144,829	108,195
Mortgage Loan ID#1000017485**	6.80%	4/1/2033	OH	109,263	107,955
Mortgage Loan ID#1000028441	5.00%	6/1/2043	FL	243,872	107,877
Mortgage Loan ID#1000028487**	5.13%	1/1/2056	TN	125,501	107,574
Mortgage Loan ID#1000036067**	6.95%	6/1/2035	MD	104,351	107,181
Mortgage Loan ID#1000043709**	2.50%	10/1/2056	MI	170,319	107,021
Mortgage Loan ID#1000026546**	4.75%	3/1/2035	VA	139,348	106,977
Mortgage Loan ID#1000028865**	7.40%	10/1/2036	FL	161,059	106,226
Mortgage Loan ID#1000028919**	4.13%	3/1/2055	NM	268,045	105,764
Mortgage Loan ID#1000027844**	3.00%	5/1/2051	MA	326,071	105,721
Mortgage Loan ID#1000001619	3.00%	5/1/2037	CA	180,774	105,236
Mortgage Loan ID#1000029137**	2.00%	11/1/2044	FL	231,132	104,802
Mortgage Loan ID#1000026058**	6.13%	5/1/2034	TX	128,304	104,012
Mortgage Loan ID#1000016152**	5.75%	5/1/2032	NY	101,254	103,971
Mortgage Loan ID#1000044113**	6.90%	12/1/2034	FL	147,524	102,069
Mortgage Loan ID#1000043409**	5.13%	12/1/2054	VA	115,743	101,914
Mortgage Loan ID#1000038508**	4.50%	6/1/2047	NJ	234,727	100,948
Mortgage Loan ID#1000027343**	5.25%	9/1/2053	WI	146,685	100,900
Mortgage Loan ID#1000001247	3.00%	11/1/2050	OH	268,021	100,587
Mortgage Loan ID#1000000412**	2.63%	12/1/2037	DE	136,687	100,499
Mortgage Loan ID#1000029170**	2.00%	1/1/2037	PA	144,996	100,426
Mortgage Loan ID#1000028440**	3.00%	8/1/2055	NY	126,415	100,296
Mortgage Loan ID#1000043833**	6.38%	2/1/2034	NY	115,112	99,718
Mortgage Loan ID#1000027126**	3.75%	4/1/2034	IL	158,133	99,695
Mortgage Loan ID#1000016053**	9.25%	4/1/2037	ME	119,370	99,357
Mortgage Loan ID#1000027668**	2.75%	1/1/2035	OH	151,483	99,047
Mortgage Loan ID#1000043746**	3.13%	9/1/2056	CT	182,699	99,012
Mortgage Loan ID#1000029316**	4.00%	8/1/2056	TX	175,103	98,270
Mortgage Loan ID#1000034882**	6.38%	7/1/2036	NJ	202,321	98,087
Mortgage Loan ID#1000035041**	3.00%	11/1/2056	NJ	392,869	98,048
Mortgage Loan ID#1000017468**	2.00%	6/1/2044	NJ	170,058	97,641
Mortgage Loan ID#1000015929	6.13%	8/1/2036	NY	111,299	96,928
Mortgage Loan ID#1000026614**	4.88%	7/1/2054	NC	146,162	96,629
Mortgage Loan ID#1000038454**	6.50%	1/1/2038	NJ	127,627	96,336
Mortgage Loan ID#1000043503**	5.50%	3/1/2056	NJ	281,364	96,282
Mortgage Loan ID#1000025964**	4.13%	12/1/2054	PA	114,429	96,180
Mortgage Loan ID#1000015314**	3.25%	3/1/2049	IN	124,596	96,092
Mortgage Loan ID#1000015566**	3.00%	1/1/2051	FL	165,752	95,765
Mortgage Loan ID#1000027358**	6.88%	8/1/2056	IL	185,139	95,568
Mortgage Loan ID#1000001910	3.00%	7/1/2047	NV	243,032	95,057
Mortgage Loan ID#1000043977**	9.79%	11/1/2037	TX	123,298	94,971
Mortgage Loan ID#1000028216**	5.38%	4/1/2056	NJ	480,555	94,620
Mortgage Loan ID#1000015597**	7.38%	9/1/2036	OH	108,964	94,546
Mortgage Loan ID#1000035224**	6.78%	5/1/2033	NY	114,528	94,351
Mortgage Loan ID#1000016194**	6.88%	8/1/2018	NY	89,843	94,335
Mortgage Loan ID#1000029122	4.75%	6/1/2054	FL	167,763	93,844
Mortgage Loan ID#1000028008**	7.13%	12/1/2032	AL	102,171	93,741
Mortgage Loan ID#1000035535**	3.00%	3/1/2051	LA	117,163	93,635
Mortgage Loan ID#1000001128	5.00%	11/1/2036	FL	122,093	93,602
Mortgage Loan ID#1000017401**	3.00%	1/1/2051	IN	108,344	93,306
Mortgage Loan ID#1000043995**	2.00%	1/1/2045	IL	306,138	92,871
Mortgage Loan ID#1000029233**	9.60%	8/1/2034	FL	87,615	91,996
Mortgage Loan ID#1000000219**	3.75%	1/1/2037	IL	220,821	91,899
Mortgage Loan ID#1000043563**	3.88%	12/1/2037	FL	226,693	91,762
Mortgage Loan ID#1000001948	7.63%	5/1/2037	VA	120,849	91,337
Mortgage Loan ID#1000026136**	10.84%	2/1/2029	GA	91,383	91,153
Mortgage Loan ID#1000027174**	4.25%	1/1/2056	MA	348,509	90,899
Mortgage Loan ID#1000015261**	4.88%	8/1/2054	PA	116,714	90,410
Mortgage Loan ID#1000026553	2.00%	3/1/2038	IL	285,953	90,304
Mortgage Loan ID#1000014981**	3.50%	5/1/2056	IL	120,674	90,091
Mortgage Loan ID#1000043752**	6.99%	12/1/2036	OK	88,014	89,423
Mortgage Loan ID#1000028943**	2.00%	6/1/2053	FL	296,410	89,349
Mortgage Loan ID#1000035629**	3.00%	8/1/2054	DE	174,579	89,015
Mortgage Loan ID#1000028156**	5.99%	6/1/2037	NJ	171,886	88,103
Mortgage Loan ID#1000017375**	5.00%	4/1/2054	MO	165,170	86,886
Mortgage Loan ID#1000043928**	3.38%	1/1/2056	TX	112,479	86,552
Mortgage Loan ID#1000028936**	5.00%	5/1/2054	NY	412,683	86,504
Mortgage Loan ID#1000043722**	6.78%	2/1/2037	PA	91,253	86,414
Mortgage Loan ID#1000029201**	3.13%	8/1/2056	WI	172,272	85,886
Mortgage Loan ID#1000035732**	4.13%	8/1/2053	OR	142,115	85,720
Mortgage Loan ID#1000028474	4.88%	4/1/2054	TX	138,691	85,346
Mortgage Loan ID#1000043981**	2.00%	9/1/2042	NC	119,690	85,337
Mortgage Loan ID#1000017455**	5.88%	8/1/2037	SC	131,694	84,470
Mortgage Loan ID#1000001921	7.75%	5/1/2037	VA	130,093	83,236
Mortgage Loan ID#1000027105**	8.75%	9/21/2037	OR	153,228	83,006
Mortgage Loan ID#1000002009	3.00%	7/1/2054	NJ	346,784	82,339
Mortgage Loan ID#1000001464	3.00%	6/1/2055	IL	266,557	81,569
Mortgage Loan ID#1000029011**	6.00%	8/1/2043	MI	167,311	80,904
Mortgage Loan ID#1000001265	3.00%	6/1/2047	FL	264,481	80,868
Mortgage Loan ID#1000029027**	3.25%	9/1/2056	AZ	311,216	80,787
Mortgage Loan ID#1000001920	7.63%	7/1/2036	AZ	124,149	80,085
Mortgage Loan ID#1000003506	3.38%	3/1/2056	MI	112,892	79,658
Mortgage Loan ID#1000001521	3.00%	7/1/2051	NE	123,457	79,441
Mortgage Loan ID#1000035205**	3.00%	6/1/2032	CO	137,387	79,430
Mortgage Loan ID#1000003512	4.00%	11/1/2034	GA	97,780	79,305
Mortgage Loan ID#1000027437**	9.69%	9/22/2036	NY	114,538	78,889
Mortgage Loan ID#1000044235**	6.85%	1/26/2036	NJ	90,853	78,727
Mortgage Loan ID#1000001961	5.00%	4/1/2054	CT	187,772	78,549
Mortgage Loan ID#1000028848**	3.00%	6/1/2056	RI	351,243	78,539
Mortgage Loan ID#1000025967**	9.25%	10/1/2036	PA	112,150	78,208
Mortgage Loan ID#1000026002**	2.00%	1/1/2042	CT	171,271	77,251
Mortgage Loan ID#1000015260**	4.00%	12/1/2036	GA	88,373	77,050
Mortgage Loan ID#1000028798**	4.84%	11/1/2036	OH	121,099	76,684
Mortgage Loan ID#1000028922**	4.13%	10/1/2053	PA	213,964	76,618
Mortgage Loan ID#1000000706**	3.13%	8/1/2037	FL	231,992	75,937
Mortgage Loan ID#1000029060**	2.00%	6/1/2054	LA	99,083	75,855
Mortgage Loan ID#1000027252**	4.50%	11/1/2053	WI	126,704	75,352
Mortgage Loan ID#1000043462**	3.50%	4/1/2056	NY	151,020	75,030
Mortgage Loan ID#1000027403**	5.38%	4/1/2036	WI	202,544	74,881
Mortgage Loan ID#1000015972**	6.98%	4/1/2037	FL	96,044	74,709
Mortgage Loan ID#1000044291**	3.25%	9/1/2048	TN	86,928	74,566
Mortgage Loan ID#1000025973**	3.00%	11/1/2054	PA	296,381	74,227
Mortgage Loan ID#1000015277**	4.88%	12/1/2053	MD	82,312	73,704
Mortgage Loan ID#1000028406**	7.50%	5/1/2035	NY	90,270	71,711
Mortgage Loan ID#1000016784**	8.25%	5/1/2037	FL	197,654	71,660
Mortgage Loan ID#1000015614**	2.63%	8/1/2036	FL	113,086	71,617
Mortgage Loan ID#1000028465**	4.80%	2/1/2036	OR	127,615	71,359
Mortgage Loan ID#1000027381**	11.50%	10/1/2035	NC	67,766	71,143
Mortgage Loan ID#1000015565**	8.70%	12/1/2034	NY	67,138	70,495
Mortgage Loan ID#1000017362**	5.25%	3/1/2036	NY	116,157	70,412
Mortgage Loan ID#1000016328**	6.25%	12/1/2034	NJ	138,797	69,959
Mortgage Loan ID#1000015573**	3.00%	12/1/2056	NC	97,190	68,931
Mortgage Loan ID#1000000563**	8.99%	2/1/2037	AZ	80,799	68,488
Mortgage Loan ID#1000001546	4.88%	5/1/2054	NC	95,834	68,427
Mortgage Loan ID#1000026506**	4.13%	2/1/2055	FL	106,705	68,111
Mortgage Loan ID#1000017447**	8.15%	2/1/2036	AL	64,847	68,082
Mortgage Loan ID#1000028969**	3.63%	11/1/2055	MD	268,502	68,022
Mortgage Loan ID#1000026730**	7.83%	4/1/2048	FL	96,268	67,818
Mortgage Loan ID#1000015637**	4.25%	12/1/2054	AL	97,190	67,814
Mortgage Loan ID#1000025925**	5.36%	12/1/2035	NY	84,340	67,211
Mortgage Loan ID#1000043727**	3.25%	9/1/2056	IN	183,953	67,199
Mortgage Loan ID#1000001834	8.75%	5/1/2037	NV	169,526	67,013
Mortgage Loan ID#1000027341**	8.55%	7/1/2029	TX	98,697	66,982
Mortgage Loan ID#1000028177**	4.13%	2/1/2055	PA	133,412	66,940
Mortgage Loan ID#1000015272**	7.83%	2/1/2037	TX	63,039	66,190
Mortgage Loan ID#1000015939**	4.00%	9/1/2053	AZ	75,962	65,942
Mortgage Loan ID#1000027380**	4.00%	5/1/2055	TX	101,644	65,403
Mortgage Loan ID#1000044181**	6.75%	6/1/2037	MI	135,399	65,087
Mortgage Loan ID#1000015651**	8.70%	6/1/2036	TX	62,261	64,700
Mortgage Loan ID#1000044279**	6.70%	7/1/2026	TX	64,164	64,464
Mortgage Loan ID#1000027348**	5.15%	10/1/2034	KY	76,054	63,866
Mortgage Loan ID#1000028413**	4.88%	12/1/2053	TX	71,166	63,672
Mortgage Loan ID#1000017525**	4.00%	4/1/2055	MD	151,695	62,790
Mortgage Loan ID#1000034979**	3.25%	8/1/2056	IL	209,605	62,139
Mortgage Loan ID#1000044296**	3.63%	11/1/2055	IL	327,600	61,802
Mortgage Loan ID#1000043371**	6.63%	10/1/2056	OH	77,366	61,722
Mortgage Loan ID#1000029391**	7.61%	8/1/2040	FL	242,178	61,696
Mortgage Loan ID#1000000663**	9.85%	1/1/2037	NY	59,525	61,493
Mortgage Loan ID#1000044171**	4.00%	9/1/2053	IL	268,505	61,265
Mortgage Loan ID#1000029423**	3.40%	6/1/2044	TX	91,983	61,036
Mortgage Loan ID#1000015532**	3.75%	9/1/2055	SC	209,663	60,858
Mortgage Loan ID#1000015932	6.13%	10/1/2036	NY	61,581	60,735
Mortgage Loan ID#1000001800	7.88%	4/1/2037	NY	102,428	60,695
Mortgage Loan ID#1000025958**	4.13%	11/1/2053	WI	128,378	60,434
Mortgage Loan ID#1000044142**	3.88%	10/1/2054	OH	127,834	60,349
Mortgage Loan ID#1000026384**	4.00%	9/1/2053	MN	116,380	60,008
Mortgage Loan ID#1000044092**	6.99%	7/1/2024	PA	59,416	59,475
Mortgage Loan ID#1000016159**	6.75%	11/1/2036	NY	169,119	59,266
Mortgage Loan ID#1000001233	2.00%	1/1/2047	IL	99,582	59,214
Mortgage Loan ID#1000043264**	3.25%	4/1/2056	OH	88,147	59,003
Mortgage Loan ID#1000015257**	3.25%	8/1/2055	PA	161,615	58,741
Mortgage Loan ID#1000027952**	4.88%	2/1/2037	IN	134,739	57,572
Mortgage Loan ID#1000028837**	7.13%	10/1/2028	OH	62,546	57,048
Mortgage Loan ID#1000015563**	4.00%	10/1/2053	LA	67,468	56,853
Mortgage Loan ID#1000029401**	9.25%	8/1/2037	OH	88,152	56,805
Mortgage Loan ID#1000015282**	2.00%	3/1/2051	LA	125,243	56,552
Mortgage Loan ID#1000028180**	4.13%	8/1/2053	PA	110,601	56,525
Mortgage Loan ID#1000035249**	9.00%	6/1/2027	NY	54,044	56,353
Mortgage Loan ID#1000029105**	3.88%	9/1/2053	OH	127,303	55,363
Mortgage Loan ID#1000003513	2.38%	3/1/2037	GA	128,385	55,165
Mortgage Loan ID#1000015558**	4.88%	7/1/2054	NY	65,057	54,921
Mortgage Loan ID#1000029162**	7.50%	8/1/2035	LA	116,535	54,089
Mortgage Loan ID#1000029163**	5.04%	2/1/2037	PA	99,074	53,519
Mortgage Loan ID#1000029244**	6.47%	8/1/2036	TX	53,693	53,241
Mortgage Loan ID#1000025927**	4.61%	5/1/2036	ID	60,143	52,694
Mortgage Loan ID#1000002535	2.00%	3/1/2037	CA	200,129	51,937
Mortgage Loan ID#1000029182**	3.25%	8/1/2056	FL	200,788	51,755
Mortgage Loan ID#1000002987	10.13%	7/1/2021	CA	59,712	51,680
Mortgage Loan ID#1000015268**	4.85%	10/1/2050	FL	159,449	51,202
Mortgage Loan ID#7000014317	5.25%	3/1/2042	VA	129,630	50,767
Mortgage Loan ID#1000028191**	3.25%	9/1/2055	PA	172,555	50,518
Mortgage Loan ID#1000027992**	3.13%	9/1/2035	IL	75,992	50,445
Mortgage Loan ID#1000017351**	2.88%	4/1/2036	KS	84,400	49,995
Mortgage Loan ID#1000043424**	7.38%	6/1/2026	AL	48,614	49,860
Mortgage Loan ID#1000043222**	3.40%	5/1/2025	CA	52,954	49,326
Mortgage Loan ID#1000000641**	8.00%	1/1/2037	TX	48,666	49,311
Mortgage Loan ID#1000028377**	9.63%	4/1/2034	IN	46,919	48,883
Mortgage Loan ID#1000025935**	4.13%	8/1/2053	PA	210,627	48,742
Mortgage Loan ID#1000017460**	2.00%	5/1/2053	FL	320,821	48,486
Mortgage Loan ID#7000003524	4.75%	7/1/2040	CA	160,621	48,427
Mortgage Loan ID#1000003042	9.63%	4/1/2022	VA	62,981	48,292
Mortgage Loan ID#1000026516**	5.25%	1/1/2049	CT	194,549	47,186
Mortgage Loan ID#1000015276**	5.50%	3/1/2056	PA	143,177	47,087
Mortgage Loan ID#1000003601	7.00%	10/1/2035	MD	185,250	46,582
Mortgage Loan ID#1000043575**	5.88%	6/1/2036	NY	177,408	46,367
Mortgage Loan ID#1000015553**	10.99%	4/1/2015	NY	44,036	46,238
Mortgage Loan ID#1000000363**	11.63%	10/1/2037	NY	44,083	45,860
Mortgage Loan ID#1000017526**	2.00%	1/1/2042	IA	86,781	45,529
Mortgage Loan ID#1000043985**	3.25%	7/1/2056	IL	97,883	45,487
Mortgage Loan ID#1000043768**	4.88%	4/1/2047	MD	57,941	45,202
Mortgage Loan ID#1000034773**	5.13%	5/1/2050	PA	69,192	45,164
Mortgage Loan ID#1000044266**	8.95%	10/1/2036	NY	57,785	45,156
Mortgage Loan ID#1000017142**	3.52%	3/1/2017	NY	42,139	44,246
Mortgage Loan ID#1000016084	5.13%	1/1/2054	LA	71,404	44,105
Mortgage Loan ID#1000003627	3.00%	11/1/2052	WI	160,736	43,919
Mortgage Loan ID#1000015564**	8.00%	3/1/2024	MS	41,714	42,864
Mortgage Loan ID#1000044152**	5.00%	4/1/2054	MO	71,642	42,629
Mortgage Loan ID#1000029247**	2.00%	6/1/2053	TX	59,469	42,329
Mortgage Loan ID#1000026187**	4.50%	10/1/2054	PA	113,423	42,242
Mortgage Loan ID#1000029287**	4.00%	7/1/2037	FL	230,001	42,003
Mortgage Loan ID#1000003418	2.00%	3/1/2037	NY	103,994	41,998
Mortgage Loan ID#1000025933**	7.00%	4/1/2039	AL	52,163	41,698
Mortgage Loan ID#1000016908**	5.00%	2/1/2019	CA	41,652	39,979
Mortgage Loan ID#1000026454**	3.00%	6/1/2051	IA	73,857	39,093
Mortgage Loan ID#1000044088**	8.35%	9/1/2034	AR	58,921	38,841
Mortgage Loan ID#1000028966**	3.25%	8/1/2056	ME	156,156	38,775
Mortgage Loan ID#1000026554**	10.68%	11/6/2027	GA	49,475	37,257
Mortgage Loan ID#7000044223	4.25%	2/1/2044	CA	180,579	37,116
Mortgage Loan ID#1000027361**	7.45%	12/1/2025	LA	52,903	37,104
Mortgage Loan ID#1000027130**	3.00%	9/1/2056	LA	120,546	36,839
Mortgage Loan ID#1000015971	2.00%	2/1/2038	IL	72,426	36,613
Mortgage Loan ID#1000017252**	7.00%	9/1/2028	NY	49,926	36,435
Mortgage Loan ID#1000029211**	6.47%	6/1/2032	PA	58,916	35,933
Mortgage Loan ID#1000043847**	8.95%	3/7/2037	UT	45,230	35,917
Mortgage Loan ID#1000016929**	8.75%	10/1/2037	ME	114,583	35,114
Mortgage Loan ID#1000043210**	9.00%	10/1/2039	VA	88,670	35,107
Mortgage Loan ID#1000028818**	2.00%	12/1/2035	WI	195,443	35,070
Mortgage Loan ID#1000015867**	7.63%	10/1/2046	OH	69,964	34,977
Mortgage Loan ID#1000001968	5.00%	9/1/2037	IL	133,651	34,940
Mortgage Loan ID#7000004746	4.75%	10/1/2040	CA	91,119	34,641
Mortgage Loan ID#1000016883**	8.40%	1/1/2036	NJ	151,309	34,547
Mortgage Loan ID#1000002931	11.63%	4/1/2022	NY	111,295	34,539
Mortgage Loan ID#1000043557**	3.38%	1/1/2019	NY	44,528	34,336
Mortgage Loan ID#1000026055**	4.60%	7/1/2056	FL	232,897	34,113
Mortgage Loan ID#1000029080**	4.38%	12/1/2053	IA	81,798	33,965
Mortgage Loan ID#1000028449**	9.00%	6/1/2046	AL	44,749	32,899
Mortgage Loan ID#1000025939**	4.00%	4/1/2054	KY	87,359	32,494
Mortgage Loan ID#1000015945**	3.13%	2/1/2037	IL	76,793	32,313
Mortgage Loan ID#1000015906**	3.50%	1/1/2056	TX	61,845	32,142
Mortgage Loan ID#1000026763**	11.75%	4/1/2020	NY	36,972	31,248
Mortgage Loan ID#1000016645**	3.13%	11/1/2019	FL	31,997	30,887
Mortgage Loan ID#1000026986**	3.25%	9/1/2055	AL	162,209	30,817
Mortgage Loan ID#1000017087**	8.00%	8/1/2025	IL	58,239	30,258
Mortgage Loan ID#1000025922**	4.13%	8/1/2053	OK	61,603	29,653
Mortgage Loan ID#1000029277**	4.63%	10/1/2054	IN	83,762	29,242
Mortgage Loan ID#1000015907**	7.50%	2/1/2037	TX	40,954	29,223
Mortgage Loan ID#1000043664**	5.13%	1/1/2056	WI	161,152	28,827
Mortgage Loan ID#7000000337	5.00%	9/1/2039	NM	106,000	28,687
Mortgage Loan ID#1000001792	2.00%	6/1/2054	SC	97,149	27,908
Mortgage Loan ID#1000043439	8.99%	5/1/2032	IN	64,855	27,867
Mortgage Loan ID#1000025995**	4.13%	8/1/2053	AL	77,536	27,852
Mortgage Loan ID#1000043430**	2.00%	1/1/2035	NJ	32,773	27,300
Mortgage Loan ID#7000018838	6.75%	7/1/2042	MD	52,275	26,612
Mortgage Loan ID#1000025920**	3.75%	11/1/2055	MI	54,883	25,659
Mortgage Loan ID#1000036023**	3.13%	10/1/2056	OH	97,044	25,585
Mortgage Loan ID#1000016696**	6.54%	5/1/2018	NY	24,092	25,297
Mortgage Loan ID#1000029010**	4.00%	9/1/2044	FL	119,276	25,294
Mortgage Loan ID#1000003366	10.75%	3/1/2022	NY	24,638	24,638
Mortgage Loan ID#1000003417	1.00%	3/1/2022	NY	106,072	24,526
Mortgage Loan ID#1000017233**	8.00%	10/1/2019	TN	30,704	23,947
Mortgage Loan ID#7000020155	5.50%	8/1/2027	CA	24,102	23,805
Mortgage Loan ID#1000014995**	3.25%	7/1/2018	CT	24,793	23,612
Mortgage Loan ID#1000043682**	2.00%	9/1/2052	IL	110,147	23,446
Mortgage Loan ID#7000030265	4.88%	3/1/2043	OR	78,348	22,535
Mortgage Loan ID#1000026938**	7.64%	12/1/2036	NY	169,127	21,536
Mortgage Loan ID#1000028161**	3.00%	2/1/2056	IL	227,952	21,424
Mortgage Loan ID#1000003338	9.13%	4/1/2037	NY	58,342	21,198
Mortgage Loan ID#1000043353**	9.64%	2/1/2047	OH	107,055	19,508
Mortgage Loan ID#1000003336	3.00%	3/1/2022	NJ	68,951	18,289
Mortgage Loan ID#1000003201	5.63%	4/15/2032	RI	59,667	18,265
Mortgage Loan ID#1000001756	3.00%	3/1/2047	NY	59,417	18,165
Mortgage Loan ID#1000002907	4.00%	8/1/2032	FL	116,882	18,022
Mortgage Loan ID#7000000429	5.00%	9/1/2039	CA	50,055	17,792
Mortgage Loan ID#1000036019**	8.75%	1/1/2019	SC	18,246	17,530
Mortgage Loan ID#1000002985	10.88%	2/1/2022	CA	49,379	17,435
Mortgage Loan ID#1000003131	4.00%	3/1/2022	NV	17,231	17,231
Mortgage Loan ID#1000003793	10.75%	4/1/2032	MI	39,359	17,142
Mortgage Loan ID#1000029236**	10.90%	3/1/2037	FL	59,385	16,904
Mortgage Loan ID#1000003269	8.63%	3/1/2032	AZ	46,653	16,656
Mortgage Loan ID#7000036752	5.50%	8/1/2028	MN	63,358	16,066
Mortgage Loan ID#1000003284	10.50%	3/1/2037	NC	48,871	15,563
Mortgage Loan ID#7000003226	3.00%	6/1/2040	CA	79,237	15,278
Mortgage Loan ID#1000016586**	3.13%	4/1/2018	CT	19,787	14,835
Mortgage Loan ID#1000003425	6.15%	3/1/2037	CA	57,608	14,318
Mortgage Loan ID#1000003409	4.00%	4/1/2037	NY	96,588	14,052
Mortgage Loan ID#1000003794	11.25%	4/1/2037	WI	43,599	13,985
Mortgage Loan ID#1000025991**	3.13%	7/1/2056	NM	181,087	13,626
Mortgage Loan ID#1000003265	12.75%	2/1/2022	TX	47,297	12,622
Mortgage Loan ID#1000003380	5.07%	9/1/2037	CA	78,042	12,602
Mortgage Loan ID#7000057184	4.50%	10/1/2028	AZ	19,461	12,375
Mortgage Loan ID#1000003386	10.38%	8/1/2022	FL	64,544	12,268
Mortgage Loan ID#1000003288	6.38%	4/15/2032	NY	49,990	11,723
Mortgage Loan ID#1000003373	7.41%	4/1/2037	NY	60,755	11,687
Mortgage Loan ID#1000003331	9.25%	4/1/2022	IL	36,534	11,609
Mortgage Loan ID#1000001795	5.00%	8/1/2037	VA	77,404	11,314
Mortgage Loan ID#1000003379	5.50%	5/1/2037	IL	77,187	11,187
Mortgage Loan ID#1000003936**	3.63%	3/1/2056	WI	89,996	10,952
Mortgage Loan ID#1000035248**	3.63%	8/1/2018	PA	11,753	10,850
Mortgage Loan ID#1000003430	2.00%	11/1/2050	VA	63,916	10,577
Mortgage Loan ID#1000003048	4.00%	8/15/2032	NY	42,236	10,486
Mortgage Loan ID#1000002455	5.64%	9/1/2037	AZ	59,823	10,264
Mortgage Loan ID#1000003006	6.63%	4/15/2032	NY	31,939	10,173
Mortgage Loan ID#1000003393	4.00%	4/1/2037	VA	77,472	10,113
Mortgage Loan ID#1000003757	12.50%	1/1/2037	MD	13,806	9,732
Mortgage Loan ID#5000003989	0.00%	11/1/2024	NV	18,324	9,651
Mortgage Loan ID#1000003330	10.88%	3/1/2022	NY	61,000	8,997
Mortgage Loan ID#1000003314	10.25%	4/1/2022	UT	41,539	8,930
Mortgage Loan ID#1000003155	10.63%	3/1/2032	FL	40,067	8,872
Mortgage Loan ID#1000003355	4.00%	2/1/2037	VA	129,061	8,743
Mortgage Loan ID#1000002569	5.00%	5/1/2037	FL	61,141	8,694
Mortgage Loan ID#1000003298	10.50%	7/1/2022	TX	35,191	8,467
Mortgage Loan ID#1000003980	5.38%	4/1/2039	CT	30,697	8,455
Mortgage Loan ID#7000000222	3.38%	4/1/2039	MO	30,855	8,132
Mortgage Loan ID#1000002434	8.00%	3/30/2028	AZ	24,991	8,095
Mortgage Loan ID#1000003329	6.93%	3/1/2037	VA	24,819	8,003
Mortgage Loan ID#1000043745**	3.25%	8/1/2016	NJ	10,432	7,982
Mortgage Loan ID#7000001895	5.25%	3/1/2040	CA	22,732	7,895
Mortgage Loan ID#1000003744	2.00%	7/1/2036	MA	42,622	7,871
Mortgage Loan ID#1000003186	13.63%	2/1/2022	VA	17,582	7,786
Mortgage Loan ID#1000003277	5.50%	4/1/2037	NV	45,384	7,589
Mortgage Loan ID#1000003808	9.50%	4/1/2037	NH	32,958	7,456
Mortgage Loan ID#1000003104	13.38%	8/1/2021	OH	22,250	7,367
Mortgage Loan ID#1000003029	8.25%	3/1/2022	FL	33,686	7,282
Mortgage Loan ID#1000002453	7.50%	1/7/2028	AZ	19,941	7,278
Mortgage Loan ID#1000002439	5.50%	4/1/2038	AZ	63,403	7,144
Mortgage Loan ID#1000002452	5.99%	9/4/2023	AZ	19,070	7,098
Mortgage Loan ID#1000015928**	10.25%	9/1/2019	GA	7,702	7,088
Mortgage Loan ID#1000003014	5.88%	8/15/2032	MT	41,616	6,958
Mortgage Loan ID#1000002475	7.25%	3/24/2028	AZ	22,999	6,945
Mortgage Loan ID#7000016846	5.38%	4/1/2027	FL	13,274	6,899
Mortgage Loan ID#1000003227	6.00%	8/1/2022	OR	21,212	6,726
Mortgage Loan ID#1000002468	7.25%	2/5/2028	AZ	11,592	6,712
Mortgage Loan ID#1000002442	7.50%	5/22/2026	AZ	20,399	6,509
Mortgage Loan ID#1000003212	13.25%	4/1/2022	PA	29,052	6,302
Mortgage Loan ID#1000002474	7.25%	2/8/2028	AZ	22,061	6,286
Mortgage Loan ID#7000021621	5.50%	1/1/2028	CA	10,182	6,126
Mortgage Loan ID#1000003280	2.00%	10/1/2037	AZ	61,053	6,036
Mortgage Loan ID#7000032686	0.50%	5/1/2043	VA	45,304	5,949
Mortgage Loan ID#6000000582	1.00%	11/1/2038	NY	55,930	5,832
Mortgage Loan ID#1000003274	7.45%	4/1/2037	NV	36,741	5,730
Mortgage Loan ID#1000003387	5.50%	4/1/2037	NY	60,210	5,633
Mortgage Loan ID#1000028827**	5.38%	10/1/2036	IL	301,644	5,483
Mortgage Loan ID#1000003789	12.63%	12/1/2036	WI	24,733	5,337
Mortgage Loan ID#7000524032	5.00%	7/1/2045	CA	23,640	5,329
Mortgage Loan ID#1000002445	8.50%	4/9/2028	AZ	17,014	5,217
Mortgage Loan ID#7000016879	5.38%	4/1/2027	CA	10,756	5,209
Mortgage Loan ID#1000003106	9.38%	4/1/2022	TX	19,005	5,185
Mortgage Loan ID#1000002462	7.00%	4/24/2026	AZ	16,826	5,072
Mortgage Loan ID#1000003318	4.78%	9/1/2037	CA	44,360	5,020
Mortgage Loan ID#1000003224	8.75%	2/1/2022	PA	20,406	4,954
Mortgage Loan ID#1000003007	6.58%	4/1/2037	NJ	28,322	4,854
Mortgage Loan ID#1000003407	2.00%	5/1/2037	CA	55,035	4,810
Mortgage Loan ID#1000002459	6.01%	4/1/2028	AZ	15,264	4,775
Mortgage Loan ID#7000037380	3.38%	8/1/2028	DE	14,051	4,708
Mortgage Loan ID#1000003727	12.50%	2/1/2037	MA	29,062	4,705
Mortgage Loan ID#7000014197	5.25%	1/1/2042	FL	16,718	4,628
Mortgage Loan ID#1000003011	4.87%	4/1/2037	CA	39,710	4,496
Mortgage Loan ID#7000034325	5.00%	5/1/2028	AL	10,295	4,492
Mortgage Loan ID#7000029305	5.00%	5/1/2028	PA	10,870	4,384
Mortgage Loan ID#1000003003	9.63%	3/1/2022	IL	19,875	4,375
Mortgage Loan ID#1000003151	13.75%	3/1/2022	MN	29,624	4,352
Mortgage Loan ID#1000003413	4.91%	3/1/2037	NY	57,276	4,302
Mortgage Loan ID#1000002426	8.50%	3/30/2028	AZ	17,335	4,291
Mortgage Loan ID#7000033764	5.00%	7/1/2028	IL	12,633	4,251
Mortgage Loan ID#1000003200	5.65%	4/1/2037	FL	38,590	4,195
Mortgage Loan ID#7000106608	5.00%	2/1/2029	CA	13,027	4,144
Mortgage Loan ID#1000002517	1.00%	4/1/2037	DC	29,170	4,113
Mortgage Loan ID#1000003215	12.50%	3/1/2022	TX	16,403	4,047
Mortgage Loan ID#5000004012	0.00%	11/1/2020	FL	181,852	3,820
Mortgage Loan ID#7000040113	5.50%	9/1/2028	FL	9,493	3,784
Mortgage Loan ID#7000227562	4.00%	6/1/2044	CA	13,513	3,671
Mortgage Loan ID#1000002983	4.82%	4/1/2039	AZ	31,986	3,587
Mortgage Loan ID#1000003303	9.63%	3/1/2022	VA	18,135	3,519
Mortgage Loan ID#7000049512	5.00%	10/1/2028	FL	7,708	3,315
Mortgage Loan ID#1000003983	4.75%	6/1/2039	CT	11,454	3,265
Mortgage Loan ID#1000003065	2.00%	5/1/2036	PA	31,160	3,247
Mortgage Loan ID#1000003272	2.38%	3/1/2037	AZ	38,414	3,246
Mortgage Loan ID#7000056207	5.13%	10/1/2028	AZ	7,569	3,245
Mortgage Loan ID#7000144524	4.00%	3/1/2044	NV	16,062	3,208
Mortgage Loan ID#1000000614	6.00%	12/1/2039	IN	10,010	3,131
Mortgage Loan ID#1000002972	12.88%	1/1/2022	PA	18,858	3,075
Mortgage Loan ID#1000002425	8.75%	1/22/2028	AZ	4,706	3,027
Mortgage Loan ID#1000003378	2.00%	11/1/2051	CA	110,531	2,930
Mortgage Loan ID#1000002530	6.00%	2/1/2039	PA	61,022	2,897
Mortgage Loan ID#1000003591	8.38%	4/15/2032	GA	6,388	2,793
Mortgage Loan ID#1000003392	1.00%	11/1/2039	NY	37,590	2,725
Mortgage Loan ID#1000002521	14.13%	5/1/2022	TX	73,437	2,719
Mortgage Loan ID#1000003347	1.00%	2/1/2038	NY	49,787	2,697
Mortgage Loan ID#1000003102	13.00%	4/1/2022	NY	13,039	2,669
Mortgage Loan ID#1000003775	10.00%	4/1/2037	MI	12,596	2,652
Mortgage Loan ID#1000002238	2.00%	7/1/2053	FL	22,805	2,547
Mortgage Loan ID#1000002427	7.01%	5/1/2038	AZ	27,333	2,519
Mortgage Loan ID#7000026184	4.38%	1/1/2046	TN	13,877	2,512
Mortgage Loan ID#1000003363	4.00%	2/1/2037	NY	52,651	2,511
Mortgage Loan ID#7000098633	4.50%	2/1/2044	FL	6,847	2,511
Mortgage Loan ID#1000003073	8.00%	3/1/2027	NV	8,365	2,478
Mortgage Loan ID#1000003096	11.25%	2/1/2022	TX	11,653	2,472
Mortgage Loan ID#1000003067	1.00%	4/1/2038	UT	46,672	2,462
Mortgage Loan ID#1000003420	2.00%	6/1/2051	NY	96,497	2,435
Mortgage Loan ID#1000002531	1.00%	2/1/2044	NY	50,476	2,429
Mortgage Loan ID#7000036539	4.88%	7/1/2028	IL	6,254	2,422
Mortgage Loan ID#1000003317	6.50%	2/1/2037	NJ	52,835	2,387
Mortgage Loan ID#1000003146	12.13%	3/1/2037	NC	14,063	2,273
Mortgage Loan ID#7000275218	4.00%	8/1/2044	IN	11,850	2,217
Mortgage Loan ID#1000003218	5.20%	4/1/2037	VA	49,033	2,210
Mortgage Loan ID#1000003768	6.88%	3/1/2037	TN	16,585	2,131
Mortgage Loan ID#1000003802	11.50%	4/1/2037	MA	56,604	2,131
Mortgage Loan ID#1000003090	11.63%	3/1/2022	TX	6,622	1,966
Mortgage Loan ID#7000037510	5.00%	9/1/2028	CT	4,318	1,887
Mortgage Loan ID#1000003356	1.00%	6/1/2052	NY	80,797	1,824
Mortgage Loan ID#7000032678	4.00%	5/1/2028	OH	4,518	1,663
Mortgage Loan ID#7000362626	3.00%	11/1/2044	FL	9,711	1,622
Mortgage Loan ID#7000314799	5.00%	10/1/2029	OH	4,525	1,560
Mortgage Loan ID#1000002737	2.00%	2/1/2022	TX	19,418	1,528
Mortgage Loan ID#1000003059	1.00%	7/1/2038	AZ	17,363	1,373
Mortgage Loan ID#7000001222	5.00%	2/1/2040	TX	10,663	1,321
Mortgage Loan ID#1000003981	1.00%	5/1/2039	NY	34,334	1,190
Mortgage Loan ID#1000003088	8.90%	3/1/2037	TX	12,708	1,137
Mortgage Loan ID#1000003115	1.00%	5/1/2038	NJ	26,725	1,017
Mortgage Loan ID#1000003767	4.00%	12/1/2036	TN	16,526	1,005
Mortgage Loan ID#1000003693	9.63%	8/1/2036	GA	36,042	971
Mortgage Loan ID#1000003783	6.00%	3/1/2037	AR	10,708	948
Mortgage Loan ID#7000242451	3.75%	7/1/2044	FL	11,762	923
Mortgage Loan ID#1000003815	2.00%	12/1/2048	MD	19,067	922
Mortgage Loan ID#1000003255	12.13%	3/1/2022	MN	1,225	840
Mortgage Loan ID#1000002992	9.88%	1/1/2022	WY	8,388	743
Mortgage Loan ID#7000036523	6.00%	9/1/2043	IL	4,417	665
Mortgage Loan ID#1000003044	12.38%	3/1/2022	FL	29,009	384
Mortgage Loan ID#1000002998	4.00%	2/1/2037	OH	69,345	277
Mortgage Loan ID#1000003220	1.00%	6/1/2052	IL	38,071	266
Mortgage Loan ID#1000027712**	7.75%	4/5/2021	TX	202	203
Mortgage Loan ID#7000030263	5.00%	8/1/2028	WI	5,430	-
Mortgage Loan ID#7000038883	5.00%	9/1/2028	MI	17,330	-
Mortgage Loan ID#7000044724	4.50%	9/1/2028	IL	14,186	-
Mortgage Loan ID#7000063645	5.00%	9/1/2028	VA	11,882	-
Mortgage Loan ID#5000004007	0.00%	8/1/2017	CA	2,200	-
Mortgage Loan ID#7000038874	6.00%	8/1/2028	OH	10,848	-
Mortgage Loan ID#1000000581	5.50%	8/1/2039	WA	49,291	-
Mortgage Loan ID#1000003961	4.81%	1/1/2037	NJ	30,217	-
Mortgage Loan ID#7000004323	2.00%	8/1/2040	FL	121,631	-
Mortgage Loan ID#1000025930**	3.00%	2/1/2056	MS	41,054	-
Mortgage Loan ID#1000025950**	4.63%	9/1/2054	IL	101,787	-
Mortgage Loan ID#7001021768**	0.50%	8/1/2046	DE	13,488	-
Mortgage Loan ID#1000001468	0.00%	12/1/2023	NY	10,000	-
Mortgage Loan ID#1000002406	10.25%	11/1/2020	IL	49,062	-
Mortgage Loan ID#1000002417	6.50%	11/1/2037	AZ	50,399	-
Mortgage Loan ID#1000002422	10.25%	5/12/2028	AZ	13,386	-
Mortgage Loan ID#1000002484	2.00%	1/1/2052	IL	36,322	-
Mortgage Loan ID#1000002513	8.37%	10/1/2036	NJ	74,519	-
Mortgage Loan ID#1000002519	13.38%	3/1/2022	NJ	85,620	-
Mortgage Loan ID#1000002526	9.50%	7/1/2031	NJ	50,000	-
Mortgage Loan ID#1000002527	2.00%	12/1/2036	NJ	20,463	-
Mortgage Loan ID#1000002528	2.00%	3/1/2037	NJ	132,028	-
Mortgage Loan ID#1000002533	12.75%	3/1/2022	NY	179,088	-
Mortgage Loan ID#1000002534	2.00%	9/1/2022	NJ	108,500	-
Mortgage Loan ID#1000002538	2.00%	6/1/2036	NY	86,143	-
Mortgage Loan ID#1000002553	1.00%	5/1/2054	NV	45,458	-
Mortgage Loan ID#1000002564	5.68%	9/1/2037	FL	48,309	-
Mortgage Loan ID#1000002567	11.50%	2/1/2022	VA	58,649	-
Mortgage Loan ID#1000002568	10.75%	4/1/2022	IL	52,139	-
Mortgage Loan ID#1000002571	2.00%	7/1/2036	NJ	85,612	-
Mortgage Loan ID#1000002575	4.63%	11/1/2036	NY	85,801	-
Mortgage Loan ID#1000002580	3.10%	3/1/2036	NY	86,665	-
Mortgage Loan ID#1000002582	12.75%	4/1/2021	NY	103,510	-
Mortgage Loan ID#1000002594	12.25%	11/1/2021	IL	13,368	-
Mortgage Loan ID#1000002619	2.00%	11/1/2036	FL	19,395	-
Mortgage Loan ID#1000002649	13.00%	1/1/2022	FL	40,803	-
Mortgage Loan ID#1000002681	14.00%	3/1/2022	FL	67,464	-
Mortgage Loan ID#1000002723	6.00%	3/1/2022	AZ	33,371	-
Mortgage Loan ID#1000002726	13.50%	4/15/2032	FL	41,392	-
Mortgage Loan ID#1000002758	11.00%	4/1/2022	FL	24,762	-
Mortgage Loan ID#1000002768	11.38%	2/1/2022	AZ	21,809	-
Mortgage Loan ID#1000002770	12.25%	6/1/2031	FL	39,977	-
Mortgage Loan ID#1000002784	12.63%	2/1/2022	FL	83,881	-
Mortgage Loan ID#1000002785	14.25%	5/1/2022	FL	28,347	-
Mortgage Loan ID#1000002791	11.38%	4/1/2022	FL	41,930	-
Mortgage Loan ID#1000002796	11.25%	4/1/2022	IL	48,863	-
Mortgage Loan ID#1000002797	12.75%	1/1/2022	FL	30,544	-
Mortgage Loan ID#1000002803	10.88%	3/1/2022	IL	55,217	-
Mortgage Loan ID#1000002835	10.50%	5/1/2022	NJ	58,382	-
Mortgage Loan ID#1000002848	14.25%	9/1/2021	NJ	75,905	-
Mortgage Loan ID#1000002869	1.00%	3/1/2037	CA	76,653	-
Mortgage Loan ID#1000002874	12.50%	3/1/2022	NY	86,796	-
Mortgage Loan ID#1000002904	6.00%	3/1/2022	NY	48,338	-
Mortgage Loan ID#1000002905	4.19%	4/1/2037	MN	73,043	-
Mortgage Loan ID#1000002909	2.00%	7/1/2036	FL	78,576	-
Mortgage Loan ID#1000002915	1.00%	2/1/2022	NY	135,226	-
Mortgage Loan ID#1000002916	1.00%	9/1/2049	CA	78,265	-
Mortgage Loan ID#1000002919	12.25%	2/1/2022	NY	108,421	-
Mortgage Loan ID#1000002934	11.75%	3/1/2022	CA	63,761	-
Mortgage Loan ID#1000002951	4.00%	3/1/2037	NY	127,420	-
Mortgage Loan ID#1000002970	9.63%	1/1/2022	CA	55,487	-
Mortgage Loan ID#1000002978	9.38%	3/1/2022	FL	20,302	-
Mortgage Loan ID#1000002981	10.50%	1/1/2022	OH	22,827	-
Mortgage Loan ID#1000002997	5.13%	4/1/2037	NY	55,102	-
Mortgage Loan ID#1000002999	10.75%	2/1/2022	TX	25,151	-
Mortgage Loan ID#1000003000	1.00%	3/1/2037	AZ	56,881	-
Mortgage Loan ID#1000003019	1.00%	6/1/2054	FL	31,424	-
Mortgage Loan ID#1000003027	10.50%	3/1/2022	FL	50,213	-
Mortgage Loan ID#1000003041	11.63%	3/1/2022	IL	63,587	-
Mortgage Loan ID#1000003049	10.13%	8/1/2022	CA	23,683	-
Mortgage Loan ID#1000003068	9.01%	1/1/2037	FL	18,958	-
Mortgage Loan ID#1000003071	4.71%	5/1/2032	FL	25,139	-
Mortgage Loan ID#1000003092	12.13%	2/1/2022	PA	6,657	-
Mortgage Loan ID#1000003094	7.30%	3/1/2037	TX	20,228	-
Mortgage Loan ID#1000003101	5.50%	2/1/2037	FL	50,730	-
Mortgage Loan ID#1000003109	2.00%	2/1/2037	FL	35,207	-
Mortgage Loan ID#1000003111	9.88%	8/1/2022	AZ	36,273	-
Mortgage Loan ID#1000003147	3.00%	4/1/2037	FL	45,801	-
Mortgage Loan ID#1000003179	9.50%	3/1/2022	AZ	30,304	-
Mortgage Loan ID#1000003192	2.00%	9/1/2036	CA	39,923	-
Mortgage Loan ID#1000003203	9.50%	3/1/2022	VA	23,924	-
Mortgage Loan ID#1000003207	1.00%	3/1/2022	WA	39,095	-
Mortgage Loan ID#1000003208	8.84%	10/1/2036	PA	45,180	-
Mortgage Loan ID#1000003213	10.25%	3/1/2022	TX	43,985	-
Mortgage Loan ID#1000003226	5.50%	2/1/2037	FL	24,637	-
Mortgage Loan ID#1000003229	1.00%	5/1/2038	PA	35,144	-
Mortgage Loan ID#1000003246	10.75%	3/1/2022	NJ	46,826	-
Mortgage Loan ID#1000003251	6.50%	5/1/2037	CA	88,732	-
Mortgage Loan ID#1000003253	10.25%	1/1/2022	NJ	28,508	-
Mortgage Loan ID#1000003262	6.25%	4/1/2022	VA	47,636	-
Mortgage Loan ID#1000003273	4.00%	1/1/2037	IL	7,481	-
Mortgage Loan ID#1000003278	7.21%	4/1/2032	NY	67,913	-
Mortgage Loan ID#1000003291	5.50%	11/1/2036	NY	56,869	-
Mortgage Loan ID#1000003304	10.50%	5/1/2022	CA	102,564	-
Mortgage Loan ID#1000003305	11.50%	4/1/2022	CA	79,314	-
Mortgage Loan ID#1000003308	11.63%	5/1/2032	FL	73,798	-
Mortgage Loan ID#1000003313	8.19%	2/1/2037	NJ	47,344	-
Mortgage Loan ID#1000003334	6.50%	3/1/2037	CA	88,322	-
Mortgage Loan ID#1000003351	2.00%	5/1/2037	NY	41,253	-
Mortgage Loan ID#1000003357	3.00%	5/1/2037	CA	76,518	-
Mortgage Loan ID#1000003364	3.00%	8/1/2037	CA	105,953	-
Mortgage Loan ID#1000003367	2.00%	4/1/2037	NY	82,587	-
Mortgage Loan ID#1000003372	2.00%	3/1/2037	VA	74,770	-
Mortgage Loan ID#1000003381	11.13%	8/1/2022	NY	29,621	-
Mortgage Loan ID#1000003385	12.88%	10/1/2021	NY	44,885	-
Mortgage Loan ID#1000003388	11.00%	5/1/2022	NJ	66,301	-
Mortgage Loan ID#1000003391	2.00%	5/1/2037	NJ	52,193	-
Mortgage Loan ID#1000003395	10.50%	4/1/2022	NY	80,464	-
Mortgage Loan ID#1000003688	13.63%	2/1/2022	MI	18,734	-
Mortgage Loan ID#1000003741	12.38%	7/1/2036	GA	62,331	-
Mortgage Loan ID#1000003752	2.00%	12/1/2040	MD	77,644	-
Mortgage Loan ID#1000003753	12.50%	3/1/2022	MI	99,974	-
Mortgage Loan ID#1000003760	9.50%	2/1/2037	MA	42,788	-
Mortgage Loan ID#1000003784	10.50%	4/1/2037	GA	181,824	-
Mortgage Loan ID#1000003792	13.00%	2/1/2037	MI	51,564	-
Mortgage Loan ID#1000003801	2.00%	4/1/2022	MD	32,712	-
Mortgage Loan ID#1000003807	1.00%	5/1/2044	MD	23,407	-
Mortgage Loan ID#1000003811	1.00%	10/1/2049	GA	61,291	-
Mortgage Loan ID#1000003816	12.00%	4/1/2037	GA	38,482	-
Mortgage Loan ID#1000001308	8.38%	7/1/2037	NJ	160,615	-
Mortgage Loan ID#1000002511	2.00%	3/15/2032	NJ	297,970	-
Mortgage Loan ID#1000002556	6.38%	4/15/2032	NV	59,406	-
Mortgage Loan ID#1000002618	1.00%	12/1/2051	NY	54,971	-
Mortgage Loan ID#1000002890	9.75%	3/15/2032	NY	24,250	-
Mortgage Loan ID#1000002921	8.13%	4/15/2032	IL	80,000	-
Mortgage Loan ID#1000002966	7.63%	3/15/2032	FL	36,270	-
Mortgage Loan ID#1000002984	5.63%	4/15/2032	AZ	61,619	-
Mortgage Loan ID#1000003079	6.13%	4/20/2031	HI	16,567	-
Mortgage Loan ID#1000003085	8.13%	10/15/2031	OH	9,882	-
Mortgage Loan ID#1000003086	8.13%	10/15/2031	OH	9,874	-
Mortgage Loan ID#1000003268	7.38%	4/15/2032	FL	8,817	-
Mortgage Loan ID#1000003275	5.38%	3/15/2032	FL	44,818	-
Mortgage Loan ID#1000003327	2.00%	4/1/2037	MN	101,592	-
Mortgage Loan ID#1000003353	1.00%	8/1/2050	WA	85,689	-
Mortgage Loan ID#1000003426	6.38%	4/15/2032	IL	86,603	-
Mortgage Loan ID#1000003588	5.63%	3/15/2032	GA	116,000	-

				180,765,620	106,836,198

				Principal	Fair
Description			State	amount	value
Real estate acquired in settlement of loans
Property ID#1000027733**			IL	$573,920	$800,000
Property ID#1000026981**			MA	777,294	650,000
Property ID#1000027525**			NJ	554,549	620,000
Property ID#1000016710**			NJ	529,780	575,000
Property ID#1000026843**			CA	536,000	572,486
Property ID#1000035760**			NJ	548,714	550,000
Property ID#1000029380**			NJ	400,000	488,860
Property ID#1000038487**			NY	444,734	464,870
Property ID#1000029171			FL	509,600	455,000
Property ID#1000027283**			NY	382,094	440,000
Property ID#1000001636			FL	564,000	437,900
Property ID#1000043755**			MN	478,087	430,000
Property ID#1000044014**			MD	578,256	415,000
Property ID#1000026032**			HI	420,100	410,658
Property ID#1000016021**			NY	280,813	405,000
Property ID#1000016011			FL	505,461	400,000
Property ID#1000017521**			MD	501,029	385,000
Property ID#1000043886**			NJ	344,509	381,060
Property ID#1000027243**			CA	380,135	366,077
Property ID#1000028903**			CA	488,632	365,000
Property ID#1000043164**			AZ	305,838	339,038
Property ID#1000015537**			FL	460,000	329,000
Property ID#1000026017**			CA	319,900	311,547
Property ID#1000043895**			MA	276,553	301,000
Property ID#1000001614			NY	328,000	267,000
Property ID#1000026348**			NV	366,420	264,401
Property ID#1000027641**			NJ	240,000	258,000
Property ID#1000027288**			IL	391,812	257,000
Property ID#1000016110**			FL	286,771	251,992
Property ID#1000000538**			IL	299,999	251,000
Property ID#1000043996**			PA	240,000	250,000
Property ID#1000000381			NJ	255,000	235,000
Property ID#1000026149**			NJ	177,901	235,000
Property ID#1000035181**			NY	348,909	233,500
Property ID#1000027454**			NJ	345,428	225,000
Property ID#1000044101**			PA	181,868	222,545
Property ID#1000043731**			NJ	206,001	215,314
Property ID#1000043574**			NJ	330,421	204,000
Property ID#1000034828**			NJ	184,785	199,900
Property ID#1000027053**			NJ	259,171	190,000
Property ID#1000001616			NJ	364,000	190,000
Property ID#1000043128			NJ	102,661	189,000
Property ID#1000026356**			MD	294,756	188,000
Property ID#1000035002**			IL	178,595	184,500
Property ID#1000015627**			NY	179,970	178,000
Property ID#1000034988**			FL	139,220	162,131
Property ID#1000000226**			AZ	163,669	155,000
Property ID#1000017061**			IL	221,259	152,900
Property ID#1000000903**			CA	135,000	150,000
Property ID#1000043261**			NJ	288,028	150,000
Property ID#1000043950**			OR	183,348	150,000
Property ID#1000001996			PA	191,225	141,000
Property ID#1000034972**			NJ	230,368	139,000
Property ID#1000036109**			NY	80,087	138,000
Property ID#1000002039			NJ	262,475	131,000
Property ID#1000017330**			CT	209,804	130,000
Property ID#1000035033**			NJ	152,649	120,000
Property ID#1002229098			GA	56,503	92,900
Property ID#1000027400**			NY	229,668	75,101
Property ID#1000035080**			NJ	155,369	75,000
Property ID#1000017410**			MI	137,845	75,000
Property ID#1000044196**			MD	148,017	70,000
Property ID#1000027625**			WI	170,894	65,511
Property ID#1000038414**			FL	110,871	64,500
Property ID#1000026336**			PA	139,002	62,000
Property ID#1000000591			NJ	317,267	61,000
Property ID#1000000764			FL	69,868	51,761
Property ID#1000026461**			TX	55,070	50,000
Property ID#1000034867			WI	71,300	46,500
Property ID#1000027397**			CT	260,453	45,000
Property ID#1000029180**			OH	143,347	40,000
Property ID#1000044116**			NJ	152,610	35,700
Property ID#1000000376**			NY	53,400	35,000
Property ID#1000025919**			OH	47,400	32,645
Property ID#1000043736**			NJ	114,827	31,900
Property ID#1000034873**			NJ	63,813	30,500
Property ID#1000001669			IL	199,616	26,703
Property ID#1000001120			NY	47,436	23,000
Property ID#1000003956			AL	52,170	15,000

				21,776,344	18,405,400

TOTAL MORTGAGE INVESTMENTS (Cost $106,914,593)				202,541,964	125,241,598

SHORT-TERM INVESTMENT - 18%*
					Fair
Name of Issuer				Shares	value
Short-term investment
Morgan Stanley Liquidity Funds: Government Institutional Shares
- yield 0.43% at December 31, 2016				$22,002,497	$22,002,497

TOTAL SHORT-TERM INVESTMENT (Cost $22,002,497)				22,002,497	22,002,497

TOTAL INVESTMENTS (Cost $128,917,090)					$147,244,095

LIABILITIES - 42%*		Note	Maturity	Principal	Fair
Description		interest rate	date	amount	value
Asset-backed financing
PNMAC 2015-NPL1 A-1-144A ^		4.00%	3/25/2055	$50,219,241	$50,297,683

TOTAL LIABILITIES (Proceeds $50,111,578)				50,219,241	50,297,683

Other assets in excess of other liabilities - 19%*					23,181,822

TOTAL PARTNERS’ CAPITAL - 100%*					$120,128,234

* Percentages are stated as a percent of partners’ capital
** Pledged as collateral for asset-backed financing (See Note 5)
^ Investment represents securities issued by related parties
All investments are in the United States of America.

Deloitte & Touche LLP 555 West 5th Street Suite 2700 Los Angeles, CA 90013-1010 USA

Tel: +1 213 688 0800
Fax: +1 213 688 0100
www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULE OF INVESTMENTS

To the Board of Directors and Partners of
PNMAC Mortgage Opportunity Fund, LP and subsidiaries:

We have audited the accompanying schedule of investments (the “schedule”) of PNMAC Mortgage Opportunity Fund, LP and subsidiaries (the “Master Fund”) as of December 31, 2016 (included in Item 6 of this Form N-CSR). The schedule is the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on this schedule based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the schedule is free of material misstatement. The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting as it relates to the schedule. Our audit included consideration of internal control over financial reporting as it relates to the schedule as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control over financial reporting as it relates to the schedule. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the schedule, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall schedule presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the schedule of investments referred to above presents fairly, in all material respects, the investments of PNMAC Mortgage Opportunity Fund, LP and subsidiaries as of December 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

October 27, 2017

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) (1) The Five persons with the most significant responsibility for the day-to-day management of the Registrant’s portfolio are Stanford L. Kurland, David A. Spector, Daniel S. Perotti, Andrew S. Chang, and Vandad Fartaj. The titles, business experience, and length of service of Messrs. Kurland, Spector, Perotti, Chang, and Fartaj are included in the following table:

Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
Stanford L. Kurland (64) c/o PNMAC Capital Management, LLC, 3043 Townsgate Road, Westlake Village, CA 91361	Founder, Chairman and Chief Executive Officer of the Investment Adviser	Served since May 29, 2008	Founder, Chairman and Chief Executive Officer of the Investment Adviser; formerly, Chief Financial Officer and Chief Operating Officer of Countrywide Financial Corporation.	Chairman and Chief Executive Officer of the Investment Adviser

Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
David A. Spector (53) c/o PNMAC Capital Management, LLC, 3043 Townsgate Road, Westlake Village, CA 91361	Executive Managing Director and Chief Investment Officer of the Investment Adviser	Served since May 29, 2008
Executive Managing Director
and Chief Investment Officer
of the Investment Adviser;
formerly, Co-Head of Global Residential Mortgages for Morgan Stanley and Senior Managing Director, Secondary Markets for Countrywide Financial Corporation.

As Executive Managing Director and Chief Investment Officer, is responsible for oversight of all activities pertaining to investments, and directs the activities of portfolio management, capital markets, and credit as each relates to mortgage credit and company credit risk

Daniel S. Perotti (36) c/o PNMAC Capital Management, LLC, 3043 Townsgate Road, Westlake Village, CA 91361	Chief Asset and Liability Management Officer of the Investment Advisor	Served since October 7, 2013	Chief Asset and Liability Management Officer of the Investment Advisor; formerly, Managing Director of Financial Analysis and Valuation for the Investment Advisor.
As Chief Asset and Liability Management Officer, is responsible for oversight of balance sheets, analysis of realized and projected financial performance, and valuation of investment assets for us and the entities we manage..

Andrew S. Chang (39) c/o PNMAC Capital Management, LLC, 3043 Townsgate Road, Westlake Village, CA 91361	Senior Managing Director and Chief Business Development Officer of the Investment Adviser	Served since May 29, 2008	Senior Managing Director and Chief Business Development Officer of the Investment Adviser; formerly, Director at Blackrock and leader of its Advisory Services practice
As Senior Managing Director and Chief Business Development Officer, is responsible for establishing relationships with sellers, negotiating purchase/sales agreements, and coordinating transaction details.

Vandad Fartaj (44) c/o PNMAC Capital Management, LLC, 3043 Townsgate Road, Westlake Village, CA 91361	Senior Managing Director and Chief Capital Markets Officer of the Investment Adviser	Served since March 3, 2010
Senior Managing Director and Chief Capital Markets Officer of the Investment Adviser; formerly, Managing Director, Capital Markets for PNMAC Capital Markets, LLC, and Vice President, Whole Loan Trading for Countrywide Securities Corporation

As Senior Managing Director and Chief Capital Markets Officer, is responsible for all capital markets activities including asset valuation, trading, hedging and research.

(2) The following table provides information about the other accounts managed on a day-to-day basis by each of the portfolio managers as of December 31, 2016:

Name of Manager	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Stanford L. Kurland
Registered investment companies	2	$231,231,000	2	$231,231,000
Other pooled investment vehicles	3	$6,460,710,000	2	$6,460,710,000
Other accounts				$0
David A. Spector
Registered investment companies	2	$231,231,000	2	$231,231,000
Other pooled investment vehicles	3	$6,460,710,000	2	$6,460,710,000
Other accounts				$0
Vandad Fartaj
Registered investment companies	2	$231,231,000	2	$231,231,000
Other pooled investment vehicles	3	$6,460,710,000	2	$6,460,710,000
Other accounts				$0

Name of Manager	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Daniel S. Perotti
Registered investment companies	2	$231,231,000	2	$231,231,000
Other pooled investment vehicles	3	$6,460,710,000	2	$6,460,710,000
Other accounts				$0
Andrew S. Chang
Registered investment companies	2	$231,231,000	2	$231,231,000
Other pooled investment vehicles	3	$6,460,710,000	2	$6,460,710,000
Other accounts				$0

 Potential Material Conflicts of Interests:

The Investment Adviser and its respective affiliates, members and employees may manage or advise other clients, including other investment vehicles and entities (“Other Accounts”). Investment opportunities will be apportioned among the Fund and Other Accounts pursuant to an allocation methodology that assesses the risk/expected return of loans in a given population such that each Fund and Other Accounts receive a pro-rata share based on capital available for investment. There is no assurance that the Fund will be offered any specific investment opportunities that come to the attention of the Investment Adviser or that the Fund will be permitted to invest the full amount it desires to invest in any such opportunity that is made available.

(3) Compensation:

Messrs. Kurland, Spector, Perotti, Chang, and Fartaj receive a fixed salary and a discretionary bonus from Private National Mortgage Acceptance Company, LLC (“PennyMac”), the parent company of the Investment Adviser. Additionally, each of the managers will receive pro rata distributions of the profits of PennyMac based on his equity interest therein. During the year ended December 31, 2016, Messrs. Kurland, Spector, Perotti, Chang, and Fartaj received from one of the managed accounts, restricted stock units which vest over a three year period and performance based stock units that may vest over a three year period if certain performance measures are satisfied. None of Messrs. Kurland, Spector, Perotti, Chang and Fartaj receive any direct compensation from the Registrant.

(4) The following table provides information about the dollar range of equity securities in the registrant beneficially owned by each of the portfolio managers as of December 31, 2016:

Name of Manager	Aggregate Dollar Range of Holdings in the Registrant
Stanford L. Kurland	None
David A. Spector	None
Daniel S. Perotti	None
Andrew S. Chang	None
Vandad Fartaj	None

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any changes to procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable during this period.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during this period.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LP

By (Signature and Title)  /s/ David A. Spector
   David A. Spector, CEO

Date       October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ David A. Spector
   David A. Spector, CEO

Date       October 27, 2017

By (Signature and Title)  /s/ Andrew S. Chang
   Andrew S. Chang, CFO

Date       October 27, 2017